Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Investors Trust
Entity Central Index Key	0000837276
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000028890
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class ADV
Trading Symbol	IIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000 Index/10% MSCI EAFE Index.

↑ Top contributors to performance:  Underlying fund selection and asset allocation had positive impacts. The Fund’s overweight to emerging market equities and underweight to U.S. small cap were the biggest contributors.

↓ Top detractors from performance: The Fund’s overweight to S&P 500 health care and underweight to U.S. mid cap were the biggest detractors

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,526	$10,786	$10,265	$10,541	$10,100	$11,205
2017	$12,682	$13,371	$10,628	$11,680	$12,628	$13,635
2018	$11,999	$12,113	$10,629	$11,376	$10,887	$12,984
2019	$14,150	$15,335	$11,556	$13,278	$13,283	$17,064
2020	$14,546	$17,827	$12,424	$14,909	$14,321	$20,641
2021	$15,804	$21,132	$12,233	$16,049	$15,934	$26,101
2022	$13,544	$17,252	$10,641	$13,686	$13,632	$21,108
2023	$15,036	$21,083	$11,230	$15,446	$16,118	$26,707
2024	$16,910	$24,770	$11,370	$16,702	$16,734	$33,253
2025	$18,815	$30,303	$12,200	$18,815	$21,958	$39,028

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.27%	5.28%	6.52%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	12.65%	4.76%	6.53%
MSCI EAFE® Index	31.22%	8.92%	8.18%
Russell 1000® Index	17.37%	13.59%	14.59%

AssetsNet	$ 372,553,770
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 2,175,808
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,553,770 # of Portfolio Holdings406 Portfolio Turnover Rate117% Investment Advisory Fees Paid$2,175,808
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.2%
Preferred Stock	0.0%
Mutual Funds	1.1%
Common Stock	33.9%
Exchange-Traded Funds	63.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Core Bond ETF	29.2%
Voya Multi-Sector Income ETF	28.7%
iShares Core S&P Mid-Cap ETF	4.5%
NVIDIA Corp.	2.0%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Apple, Inc.	1.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Broadcom, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective November 15, 2025, the Portfolio (i) made changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implemented a management fee waiver on investments into affiliated exchange‑traded funds; & (iii) reduced the Portfolio’s standard expense limits.

C000028891
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class I
Trading Symbol	IIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000 Index/10% MSCI EAFE Index.

↑ Top contributors to performance:  Underlying fund selection and asset allocation had positive impacts. The Fund’s overweight to emerging market equities and underweight to U.S. small cap were the biggest contributors.

↓ Top detractors from performance: The Fund’s overweight to S&P 500 health care and underweight to U.S. mid cap were the biggest detractors

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,602	$10,786	$10,265	$10,541	$10,100	$11,205
2017	$12,827	$13,371	$10,628	$11,680	$12,628	$13,635
2018	$12,212	$12,113	$10,629	$11,376	$10,887	$12,984
2019	$14,500	$15,335	$11,556	$13,278	$13,283	$17,064
2020	$14,983	$17,827	$12,424	$14,909	$14,321	$20,641
2021	$16,394	$21,132	$12,233	$16,049	$15,934	$26,101
2022	$14,134	$17,252	$10,641	$13,686	$13,632	$21,108
2023	$15,785	$21,083	$11,230	$15,446	$16,118	$26,707
2024	$17,837	$24,770	$11,370	$16,702	$16,734	$33,253
2025	$19,970	$30,303	$12,200	$18,815	$21,958	$39,028

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.96%	5.92%	7.16%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	12.65%	4.76%	6.53%
MSCI EAFE® Index	31.22%	8.92%	8.18%
Russell 1000® Index	17.37%	13.59%	14.59%

AssetsNet	$ 372,553,770
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 2,175,808
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,553,770 # of Portfolio Holdings406 Portfolio Turnover Rate117% Investment Advisory Fees Paid$2,175,808
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.2%
Preferred Stock	0.0%
Mutual Funds	1.1%
Common Stock	33.9%
Exchange-Traded Funds	63.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Core Bond ETF	29.2%
Voya Multi-Sector Income ETF	28.7%
iShares Core S&P Mid-Cap ETF	4.5%
NVIDIA Corp.	2.0%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Apple, Inc.	1.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Broadcom, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective November 15, 2025, the Portfolio (i) made changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implemented a management fee waiver on investments into affiliated exchange‑traded funds; & (iii) reduced the Portfolio’s standard expense limits.

C000028892
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S
Trading Symbol	IIFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000 Index/10% MSCI EAFE Index.

↑ Top contributors to performance:  Underlying fund selection and asset allocation had positive impacts. The Fund’s overweight to emerging market equities and underweight to U.S. small cap were the biggest contributors.

↓ Top detractors from performance: The Fund’s overweight to S&P 500 health care and underweight to U.S. mid cap were the biggest detractors

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,568	$10,786	$10,265	$10,541	$10,100	$11,205
2017	$12,763	$13,371	$10,628	$11,680	$12,628	$13,635
2018	$12,123	$12,113	$10,629	$11,376	$10,887	$12,984
2019	$14,353	$15,335	$11,556	$13,278	$13,283	$17,064
2020	$14,789	$17,827	$12,424	$14,909	$14,321	$20,641
2021	$16,133	$21,132	$12,233	$16,049	$15,934	$26,101
2022	$13,880	$17,252	$10,641	$13,686	$13,632	$21,108
2023	$15,464	$21,083	$11,230	$15,446	$16,118	$26,707
2024	$17,442	$24,770	$11,370	$16,702	$16,734	$33,253
2025	$19,338	$30,303	$12,200	$18,815	$21,958	$39,028

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	10.87%	5.51%	6.82%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	12.65%	4.76%	6.53%
MSCI EAFE® Index	31.22%	8.92%	8.18%
Russell 1000® Index	17.37%	13.59%	14.59%

AssetsNet	$ 372,553,770
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 2,175,808
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,553,770 # of Portfolio Holdings406 Portfolio Turnover Rate117% Investment Advisory Fees Paid$2,175,808
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.2%
Preferred Stock	0.0%
Mutual Funds	1.1%
Common Stock	33.9%
Exchange-Traded Funds	63.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Core Bond ETF	29.2%
Voya Multi-Sector Income ETF	28.7%
iShares Core S&P Mid-Cap ETF	4.5%
NVIDIA Corp.	2.0%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Apple, Inc.	1.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Broadcom, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective November 15, 2025, the Portfolio (i) made changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implemented a management fee waiver on investments into affiliated exchange‑traded funds; & (iii) reduced the Portfolio’s standard expense limits.

C000028893
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S2
Trading Symbol	IIFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000 Index/10% MSCI EAFE Index.

↑ Top contributors to performance:  Underlying fund selection and asset allocation had positive impacts. The Fund’s overweight to emerging market equities and underweight to U.S. small cap were the biggest contributors.

↓ Top detractors from performance: The Fund’s overweight to S&P 500 health care and underweight to U.S. mid cap were the biggest detractors

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,552	$10,786	$10,265	$10,541	$10,100	$11,205
2017	$12,726	$13,371	$10,628	$11,680	$12,628	$13,635
2018	$12,070	$12,113	$10,629	$11,376	$10,887	$12,984
2019	$14,260	$15,335	$11,556	$13,278	$13,283	$17,064
2020	$14,691	$17,827	$12,424	$14,909	$14,321	$20,641
2021	$15,996	$21,132	$12,233	$16,049	$15,934	$26,101
2022	$13,734	$17,252	$10,641	$13,686	$13,632	$21,108
2023	$15,273	$21,083	$11,230	$15,446	$16,118	$26,707
2024	$17,206	$24,770	$11,370	$16,702	$16,734	$33,253
2025	$19,114	$30,303	$12,200	$18,815	$21,958	$39,028

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	11.09%	5.41%	6.69%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	12.65%	4.76%	6.53%
MSCI EAFE® Index	31.22%	8.92%	8.18%
Russell 1000® Index	17.37%	13.59%	14.59%

AssetsNet	$ 372,553,770
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 2,175,808
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,553,770 # of Portfolio Holdings406 Portfolio Turnover Rate117% Investment Advisory Fees Paid$2,175,808
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.2%
Preferred Stock	0.0%
Mutual Funds	1.1%
Common Stock	33.9%
Exchange-Traded Funds	63.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Core Bond ETF	29.2%
Voya Multi-Sector Income ETF	28.7%
iShares Core S&P Mid-Cap ETF	4.5%
NVIDIA Corp.	2.0%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Apple, Inc.	1.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Broadcom, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective November 15, 2025, the Portfolio (i) made changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implemented a management fee waiver on investments into affiliated exchange‑traded funds; & (iii) reduced the Portfolio’s standard expense limits.

C000125916
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio
Class Name	Class ADV
Trading Symbol	IPARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth® Index. Underlying fund selection and asset allocation detracted.

↑ Top contributors to performance:  An underweight in U.S. large cap equities & overweight to emerging market equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Equity, Voya Global Bond,& Voya High Yield were contributors.

↓ Top detractors from performance: Overweights to U.S. real estate investment trusts, U.S. small cap & U.S. mid cap as well as underweight in international equities were the biggest detractors. On an individual holdings level, Voya Mid Cap Opportunities, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,649	$10,786	$10,265	$10,677
2017	$12,205	$13,371	$10,628	$12,378
2018	$11,289	$12,113	$10,629	$11,674
2019	$13,317	$15,335	$11,556	$13,915
2020	$15,421	$17,827	$12,424	$15,561
2021	$16,307	$21,132	$12,233	$17,330
2022	$13,421	$17,252	$10,641	$14,684
2023	$14,789	$21,083	$11,230	$16,942
2024	$15,810	$24,770	$11,370	$18,760
2025	$18,006	$30,303	$12,200	$21,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	13.89%	3.15%	6.06%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

AssetsNet	$ 9,346,502
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 27,017
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,346,502 # of Portfolio Holdings10 Portfolio Turnover Rate37% Investment Advisory Fees Paid$27,017
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	39.8%
Equity	60.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.7%
Voya International Index Portfolio - Class I	10.3%
Voya Small Company Portfolio - Class R6	10.1%
Voya Index Plus LargeCap Portfolio - Class I	10.1%
Voya High Yield Portfolio - Class I	10.0%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	9.9%
Voya Global Bond Fund - Class R6	9.9%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 10, 2025, the Portfolio revised its prospectus to add (i) principal risks related to Environmental, Social, and Governance and sector-focused investing & (ii) include additional information about an affiliated underlying fund.

C000125917
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio
Class Name	Class I
Trading Symbol	IPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth® Index. Underlying fund selection and asset allocation detracted.

↑ Top contributors to performance:  An underweight in U.S. large cap equities & overweight to emerging market equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Equity, Voya Global Bond,& Voya High Yield were contributors.

↓ Top detractors from performance: Overweights to U.S. real estate investment trusts, U.S. small cap & U.S. mid cap as well as underweight in international equities were the biggest detractors. On an individual holdings level, Voya Mid Cap Opportunities, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,681	$10,786	$10,265	$10,677
2017	$12,281	$13,371	$10,628	$12,378
2018	$11,396	$12,113	$10,629	$11,674
2019	$13,485	$15,335	$11,556	$13,915
2020	$15,661	$17,827	$12,424	$15,561
2021	$16,615	$21,132	$12,233	$17,330
2022	$13,707	$17,252	$10,641	$14,684
2023	$15,146	$21,083	$11,230	$16,942
2024	$16,253	$24,770	$11,370	$18,760
2025	$18,565	$30,303	$12,200	$21,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.23%	3.46%	6.38%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

AssetsNet	$ 9,346,502
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 27,017
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,346,502 # of Portfolio Holdings10 Portfolio Turnover Rate37% Investment Advisory Fees Paid$27,017
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	39.8%
Equity	60.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.7%
Voya International Index Portfolio - Class I	10.3%
Voya Small Company Portfolio - Class R6	10.1%
Voya Index Plus LargeCap Portfolio - Class I	10.1%
Voya High Yield Portfolio - Class I	10.0%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	9.9%
Voya Global Bond Fund - Class R6	9.9%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 10, 2025, the Portfolio revised its prospectus to add (i) principal risks related to Environmental, Social, and Governance and sector-focused investing & (ii) include additional information about an affiliated underlying fund.

C000125918
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio
Class Name	Class S
Trading Symbol	IPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth® Index. Underlying fund selection and asset allocation detracted.

↑ Top contributors to performance:  An underweight in U.S. large cap equities & overweight to emerging market equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Equity, Voya Global Bond,& Voya High Yield were contributors.

↓ Top detractors from performance: Overweights to U.S. real estate investment trusts, U.S. small cap & U.S. mid cap as well as underweight in international equities were the biggest detractors. On an individual holdings level, Voya Mid Cap Opportunities, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,655	$10,786	$10,265	$10,677
2017	$12,222	$13,371	$10,628	$12,378
2018	$11,310	$12,113	$10,629	$11,674
2019	$13,354	$15,335	$11,556	$13,915
2020	$15,463	$17,827	$12,424	$15,561
2021	$16,365	$21,132	$12,233	$17,330
2022	$13,475	$17,252	$10,641	$14,684
2023	$14,860	$21,083	$11,230	$16,942
2024	$15,882	$24,770	$11,370	$18,760
2025	$18,109	$30,303	$12,200	$21,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.02%	3.21%	6.12%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

AssetsNet	$ 9,346,502
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 27,017
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,346,502 # of Portfolio Holdings10 Portfolio Turnover Rate37% Investment Advisory Fees Paid$27,017
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	39.8%
Equity	60.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.7%
Voya International Index Portfolio - Class I	10.3%
Voya Small Company Portfolio - Class R6	10.1%
Voya Index Plus LargeCap Portfolio - Class I	10.1%
Voya High Yield Portfolio - Class I	10.0%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	9.9%
Voya Global Bond Fund - Class R6	9.9%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 10, 2025, the Portfolio revised its prospectus to add (i) principal risks related to Environmental, Social, and Governance and sector-focused investing & (ii) include additional information about an affiliated underlying fund.

C000015353
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class I
Trading Symbol	IPLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,243,326,721
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,431,084
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,243,326,721 # of Portfolio Holdings25 Investment Advisory Fees Paid$3,431,084
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(8.1)%
Mutual Funds	9.5%
U.S. Treasury Repurchase Agreements	12.4%
U.S. Government Agency Debt	42.1%
U.S. Treasury Debt	44.1%

C000015354
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S
Trading Symbol	ISPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,243,326,721
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,431,084
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,243,326,721 # of Portfolio Holdings25 Investment Advisory Fees Paid$3,431,084
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(8.1)%
Mutual Funds	9.5%
U.S. Treasury Repurchase Agreements	12.4%
U.S. Government Agency Debt	42.1%
U.S. Treasury Debt	44.1%

C000015355
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S2
Trading Symbol	ITLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,243,326,721
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,431,084
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,243,326,721 # of Portfolio Holdings25 Investment Advisory Fees Paid$3,431,084
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(8.1)%
Mutual Funds	9.5%
U.S. Treasury Repurchase Agreements	12.4%
U.S. Government Agency Debt	42.1%
U.S. Treasury Debt	44.1%

C000015922
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class ADV
Trading Symbol	IPYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund's Class I shares outperformed the ICE BofA U.S. High Yield Index. Classes ADV, S, S2 shares underperformed.

↑ Top contributors to performance: The first half of the reporting period, contributions were from security selection within energy, retailers and wirelines. For the second of reporting period, underweights in CCC rated bonds was a relative performance tailwind. Industries helping relative performance in the period included chemicals, cable and satellite TV, & financial services. Security selection was the main source of strength in financial services.

↓ Top detractors from performance: Negative contributions included security selection within building products, followed by an underweight in wireless during the first half of the reporting period.  For the second half of reporting period, industries detracting the most were healthcare, support-services, as well as basic industry and real estate.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,421	$10,265	$11,749	$11,713
2017	$12,087	$10,628	$12,628	$12,591
2018	$11,660	$10,629	$12,342	$12,330
2019	$13,388	$11,556	$14,121	$14,095
2020	$14,093	$12,424	$14,992	$15,089
2021	$14,748	$12,233	$15,796	$15,883
2022	$12,856	$10,641	$14,024	$14,107
2023	$14,351	$11,230	$15,911	$16,003
2024	$15,341	$11,370	$17,216	$17,313
2025	$16,573	$12,200	$18,680	$18,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	8.03%	3.29%	5.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.62%	4.50%	6.52%

AssetsNet	$ 317,961,547
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,503,502
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$317,961,547 # of Portfolio Holdings106 Portfolio Turnover Rate147% Investment Advisory Fees Paid$1,503,502
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.7%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Corporate Bonds/Notes	94.3%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.2%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.5%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Navient Corp., 7.875%, 06/15/32	1.5%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.5%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the principal investment strategies and risks were revised to allow the Portfolio to invest in convertible securities.

C000015923
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class I
Trading Symbol	IPIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund's Class I shares outperformed the ICE BofA U.S. High Yield Index. Classes ADV, S, S2 shares underperformed.

↑ Top contributors to performance: The first half of the reporting period, contributions were from security selection within energy, retailers and wirelines. For the second of reporting period, underweights in CCC rated bonds was a relative performance tailwind. Industries helping relative performance in the period included chemicals, cable and satellite TV, & financial services. Security selection was the main source of strength in financial services.

↓ Top detractors from performance: Negative contributions included security selection within building products, followed by an underweight in wireless during the first half of the reporting period.  For the second half of reporting period, industries detracting the most were healthcare, support-services, as well as basic industry and real estate.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,489	$10,265	$11,749	$11,713
2017	$12,244	$10,628	$12,628	$12,591
2018	$11,882	$10,629	$12,342	$12,330
2019	$13,708	$11,556	$14,121	$14,095
2020	$14,531	$12,424	$14,992	$15,089
2021	$15,298	$12,233	$15,796	$15,883
2022	$13,419	$10,641	$14,024	$14,107
2023	$15,068	$11,230	$15,911	$16,003
2024	$16,185	$11,370	$17,216	$17,313
2025	$17,610	$12,200	$18,680	$18,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.80%	3.92%	5.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.62%	4.50%	6.52%

AssetsNet	$ 317,961,547
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,503,502
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$317,961,547 # of Portfolio Holdings106 Portfolio Turnover Rate147% Investment Advisory Fees Paid$1,503,502
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.7%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Corporate Bonds/Notes	94.3%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.2%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.5%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Navient Corp., 7.875%, 06/15/32	1.5%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.5%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the principal investment strategies and risks were revised to allow the Portfolio to invest in convertible securities.

C000015924
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S
Trading Symbol	IPHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund's Class I shares outperformed the ICE BofA U.S. High Yield Index. Classes ADV, S, S2 shares underperformed.

↑ Top contributors to performance: The first half of the reporting period, contributions were from security selection within energy, retailers and wirelines. For the second of reporting period, underweights in CCC rated bonds was a relative performance tailwind. Industries helping relative performance in the period included chemicals, cable and satellite TV, & financial services. Security selection was the main source of strength in financial services.

↓ Top detractors from performance: Negative contributions included security selection within building products, followed by an underweight in wireless during the first half of the reporting period.  For the second half of reporting period, industries detracting the most were healthcare, support-services, as well as basic industry and real estate.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,461	$10,265	$11,749	$11,713
2017	$12,171	$10,628	$12,628	$12,591
2018	$11,782	$10,629	$12,342	$12,330
2019	$13,574	$11,556	$14,121	$14,095
2020	$14,339	$12,424	$14,992	$15,089
2021	$15,058	$12,233	$15,796	$15,883
2022	$13,173	$10,641	$14,024	$14,107
2023	$14,754	$11,230	$15,911	$16,003
2024	$15,828	$11,370	$17,216	$17,313
2025	$17,159	$12,200	$18,680	$18,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.41%	3.66%	5.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.62%	4.50%	6.52%

AssetsNet	$ 317,961,547
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,503,502
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$317,961,547 # of Portfolio Holdings106 Portfolio Turnover Rate147% Investment Advisory Fees Paid$1,503,502
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.7%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Corporate Bonds/Notes	94.3%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.2%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.5%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Navient Corp., 7.875%, 06/15/32	1.5%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.5%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the principal investment strategies and risks were revised to allow the Portfolio to invest in convertible securities.

C000015921
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S2
Trading Symbol	IPYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund's Class I shares outperformed the ICE BofA U.S. High Yield Index. Classes ADV, S, S2 shares underperformed.

↑ Top contributors to performance: The first half of the reporting period, contributions were from security selection within energy, retailers and wirelines. For the second of reporting period, underweights in CCC rated bonds was a relative performance tailwind. Industries helping relative performance in the period included chemicals, cable and satellite TV, & financial services. Security selection was the main source of strength in financial services.

↓ Top detractors from performance: Negative contributions included security selection within building products, followed by an underweight in wireless during the first half of the reporting period.  For the second half of reporting period, industries detracting the most were healthcare, support-services, as well as basic industry and real estate.

Line Graph [Table Text Block]
	Class S2	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,443	$10,265	$11,749	$11,713
2017	$12,135	$10,628	$12,628	$12,591
2018	$11,743	$10,629	$12,342	$12,330
2019	$13,493	$11,556	$14,121	$14,095
2020	$14,232	$12,424	$14,992	$15,089
2021	$14,923	$12,233	$15,796	$15,883
2022	$13,038	$10,641	$14,024	$14,107
2023	$14,580	$11,230	$15,911	$16,003
2024	$15,618	$11,370	$17,216	$17,313
2025	$16,906	$12,200	$18,680	$18,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	8.25%	3.50%	5.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.62%	4.50%	6.52%

AssetsNet	$ 317,961,547
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,503,502
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$317,961,547 # of Portfolio Holdings106 Portfolio Turnover Rate147% Investment Advisory Fees Paid$1,503,502
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.7%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Corporate Bonds/Notes	94.3%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.2%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.5%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Navient Corp., 7.875%, 06/15/32	1.5%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.5%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the principal investment strategies and risks were revised to allow the Portfolio to invest in convertible securities.

C000047545
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class ADV
Trading Symbol	IBRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance:  The primary positive contributors were commercial mortgage-backed securities (CMBS), investment grade corporates (IG), collateralized loan obligations (CLOs), and agency mortgage floaters. The Fund was overweight single-asset, single-borrower (SASB) deals in CMBS which contributed, & added to investment grade (IG) amid some weakness after liberation day. After the rally, allocation to the front end of the curve to harvest carry. The Fund's active allocation to agency mortgage floaters also helped performance. Derivatives contributed positively to performance. Derivatives are used to replicate duration and inflation exposure. During the Liberation Day sell-off, the Fund used CDX High Yield to add exposure which also added to performance.

↓ Top detractors from performance: Duration reflects as the primary negative contributor, this is because the Fund replicates duration using total return swaps. In practice, the Fund did not take active duration in the portfolio.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2015	$10,000	$10,000	$10,000
2016	$10,327	$10,265	$10,468
2017	$10,550	$10,628	$10,783
2018	$10,297	$10,629	$10,647
2019	$11,073	$11,556	$11,545
2020	$12,252	$12,424	$12,814
2021	$12,808	$12,233	$13,577
2022	$11,099	$10,641	$11,968
2023	$11,523	$11,230	$12,435
2024	$11,692	$11,370	$12,663
2025	$12,467	$12,200	$13,551

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	6.64%	0.35%	2.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

AssetsNet	$ 218,264,143
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 941,244
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,264,143 # of Portfolio Holdings419 Portfolio Turnover Rate80% Investment Advisory Fees Paid$941,244
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Obligations	9.5%
Collateralized Mortgage Obligations	12.9%
Commercial Mortgage-Backed Securities	18.2%
Asset-Backed Securities	23.4%
Corporate Bonds/Notes	24.9%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	2.7%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.9%
Sumitomo Mitsui Banking Corp./New York, 3.940%, 01/30/26	1.0%
Freddie Mac REMIC Trust - Class FH, 4.974%, 10/25/54	0.9%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	0.8%
MHP Commercial Mortgage Trust - Class A, 5.250%, 09/15/40	0.7%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	0.7%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	0.7%
Pagaya AI Debt Grantor Trust - Class A2, 5.365%, 12/15/32	0.7%

Material Fund Change [Text Block]
C000047546
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class I
Trading Symbol	IBRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance:  The primary positive contributors were commercial mortgage-backed securities (CMBS), investment grade corporates (IG), collateralized loan obligations (CLOs), and agency mortgage floaters. The Fund was overweight single-asset, single-borrower (SASB) deals in CMBS which contributed, & added to investment grade (IG) amid some weakness after liberation day. After the rally, allocation to the front end of the curve to harvest carry. The Fund's active allocation to agency mortgage floaters also helped performance. Derivatives contributed positively to performance. Derivatives are used to replicate duration and inflation exposure. During the Liberation Day sell-off, the Fund used CDX High Yield to add exposure which also added to performance.

↓ Top detractors from performance: Duration reflects as the primary negative contributor, this is because the Fund replicates duration using total return swaps. In practice, the Fund did not take active duration in the portfolio.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2015	$10,000	$10,000	$10,000
2016	$10,392	$10,265	$10,468
2017	$10,674	$10,628	$10,783
2018	$10,487	$10,629	$10,647
2019	$11,348	$11,556	$11,545
2020	$12,613	$12,424	$12,814
2021	$13,276	$12,233	$13,577
2022	$11,585	$10,641	$11,968
2023	$12,083	$11,230	$12,435
2024	$12,336	$11,370	$12,663
2025	$13,236	$12,200	$13,551

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.30%	0.97%	2.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

AssetsNet	$ 218,264,143
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 941,244
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,264,143 # of Portfolio Holdings419 Portfolio Turnover Rate80% Investment Advisory Fees Paid$941,244
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Obligations	9.5%
Collateralized Mortgage Obligations	12.9%
Commercial Mortgage-Backed Securities	18.2%
Asset-Backed Securities	23.4%
Corporate Bonds/Notes	24.9%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	2.7%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.9%
Sumitomo Mitsui Banking Corp./New York, 3.940%, 01/30/26	1.0%
Freddie Mac REMIC Trust - Class FH, 4.974%, 10/25/54	0.9%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	0.8%
MHP Commercial Mortgage Trust - Class A, 5.250%, 09/15/40	0.7%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	0.7%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	0.7%
Pagaya AI Debt Grantor Trust - Class A2, 5.365%, 12/15/32	0.7%

Material Fund Change [Text Block]
C000047547
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class S
Trading Symbol	IBRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance:  The primary positive contributors were commercial mortgage-backed securities (CMBS), investment grade corporates (IG), collateralized loan obligations (CLOs), and agency mortgage floaters. The Fund was overweight single-asset, single-borrower (SASB) deals in CMBS which contributed, & added to investment grade (IG) amid some weakness after liberation day. After the rally, allocation to the front end of the curve to harvest carry. The Fund's active allocation to agency mortgage floaters also helped performance. Derivatives contributed positively to performance. Derivatives are used to replicate duration and inflation exposure. During the Liberation Day sell-off, the Fund used CDX High Yield to add exposure which also added to performance.

↓ Top detractors from performance: Duration reflects as the primary negative contributor, this is because the Fund replicates duration using total return swaps. In practice, the Fund did not take active duration in the portfolio.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2015	$10,000	$10,000	$10,000
2016	$10,362	$10,265	$10,468
2017	$10,618	$10,628	$10,783
2018	$10,402	$10,629	$10,647
2019	$11,234	$11,556	$11,545
2020	$12,465	$12,424	$12,814
2021	$13,080	$12,233	$13,577
2022	$11,376	$10,641	$11,968
2023	$11,851	$11,230	$12,435
2024	$12,071	$11,370	$12,663
2025	$12,910	$12,200	$13,551

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	6.96%	0.71%	2.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

AssetsNet	$ 218,264,143
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 941,244
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,264,143 # of Portfolio Holdings419 Portfolio Turnover Rate80% Investment Advisory Fees Paid$941,244
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Obligations	9.5%
Collateralized Mortgage Obligations	12.9%
Commercial Mortgage-Backed Securities	18.2%
Asset-Backed Securities	23.4%
Corporate Bonds/Notes	24.9%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	2.7%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.9%
Sumitomo Mitsui Banking Corp./New York, 3.940%, 01/30/26	1.0%
Freddie Mac REMIC Trust - Class FH, 4.974%, 10/25/54	0.9%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	0.8%
MHP Commercial Mortgage Trust - Class A, 5.250%, 09/15/40	0.7%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	0.7%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	0.7%
Pagaya AI Debt Grantor Trust - Class A2, 5.365%, 12/15/32	0.7%

Material Fund Change [Text Block]
C000015798
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IEOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,333	$11,274	$10,708
2017	$13,331	$13,656	$13,943
2018	$13,056	$12,941	$13,732
2019	$17,220	$16,955	$18,730
2020	$22,405	$20,497	$25,939
2021	$26,638	$25,756	$33,098
2022	$18,387	$20,808	$23,453
2023	$25,202	$26,210	$33,462
2024	$33,786	$32,449	$44,624
2025	$38,732	$38,013	$52,906

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.64%	11.57%	14.50%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet	$ 3,705,757,905
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,478,058
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,705,757,905 # of Portfolio Holdings69 Portfolio Turnover Rate53% Investment Advisory Fees Paid$14,478,058
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Material Fund Change [Text Block]
C000015799
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IEOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,396	$11,274	$10,708
2017	$13,488	$13,656	$13,943
2018	$13,289	$12,941	$13,732
2019	$17,643	$16,955	$18,730
2020	$23,092	$20,497	$25,939
2021	$27,606	$25,756	$33,098
2022	$19,186	$20,808	$23,453
2023	$26,448	$26,210	$33,462
2024	$35,653	$32,449	$44,624
2025	$41,118	$38,013	$52,906

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.33%	12.23%	15.19%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet	$ 3,705,757,905
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,478,058
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,705,757,905 # of Portfolio Holdings69 Portfolio Turnover Rate53% Investment Advisory Fees Paid$14,478,058
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Material Fund Change [Text Block]
C000163203
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,395	$11,274	$10,708
2017	$13,493	$13,656	$13,943
2018	$13,286	$12,941	$13,732
2019	$17,647	$16,955	$18,730
2020	$23,093	$20,497	$25,939
2021	$27,615	$25,756	$33,098
2022	$19,200	$20,808	$23,453
2023	$26,454	$26,210	$33,462
2024	$35,666	$32,449	$44,624
2025	$41,121	$38,013	$52,906

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	15.30%	12.23%	15.19%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet	$ 3,705,757,905
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,478,058
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,705,757,905 # of Portfolio Holdings69 Portfolio Turnover Rate53% Investment Advisory Fees Paid$14,478,058
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Material Fund Change [Text Block]
C000015800
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IEOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,369	$11,274	$10,708
2017	$13,419	$13,656	$13,943
2018	$13,187	$12,941	$13,732
2019	$17,461	$16,955	$18,730
2020	$22,802	$20,497	$25,939
2021	$27,197	$25,756	$33,098
2022	$18,858	$20,808	$23,453
2023	$25,907	$26,210	$33,462
2024	$34,852	$32,449	$44,624
2025	$40,110	$38,013	$52,906

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	15.09%	11.96%	14.90%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet	$ 3,705,757,905
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,478,058
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,705,757,905 # of Portfolio Holdings69 Portfolio Turnover Rate53% Investment Advisory Fees Paid$14,478,058
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Material Fund Change [Text Block]
C000015801
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IEOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,357	$11,274	$10,708
2017	$13,383	$13,656	$13,943
2018	$13,134	$12,941	$13,732
2019	$17,358	$16,955	$18,730
2020	$22,639	$20,497	$25,939
2021	$26,963	$25,756	$33,098
2022	$18,659	$20,808	$23,453
2023	$25,611	$26,210	$33,462
2024	$34,406	$32,449	$44,624
2025	$39,494	$38,013	$52,906

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.79%	11.77%	14.72%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet	$ 3,705,757,905
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,478,058
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,705,757,905 # of Portfolio Holdings69 Portfolio Turnover Rate53% Investment Advisory Fees Paid$14,478,058
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Material Fund Change [Text Block]
C000034673
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IPEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$141	1.33%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,320	$11,274	$11,734
2017	$12,774	$13,656	$13,337
2018	$11,709	$12,941	$12,234
2019	$14,572	$16,955	$15,481
2020	$15,389	$20,497	$15,914
2021	$19,428	$25,756	$19,918
2022	$18,673	$20,808	$18,416
2023	$21,105	$26,210	$20,527
2024	$24,565	$32,449	$23,477
2025	$27,535	$38,013	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	12.09%	12.34%	10.66%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 522,620,923
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,044,788
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$522,620,923 # of Portfolio Holdings73 Portfolio Turnover Rate114% Investment Advisory Fees Paid$3,044,788
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Material Fund Change [Text Block]
C000034674
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class I
Trading Symbol	IPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,389	$11,274	$11,734
2017	$12,932	$13,656	$13,337
2018	$11,922	$12,941	$12,234
2019	$14,916	$16,955	$15,481
2020	$15,852	$20,497	$15,914
2021	$20,131	$25,756	$19,918
2022	$19,486	$20,808	$18,416
2023	$22,161	$26,210	$20,527
2024	$25,942	$32,449	$23,477
2025	$29,246	$38,013	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.74%	13.03%	11.33%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 522,620,923
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,044,788
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$522,620,923 # of Portfolio Holdings73 Portfolio Turnover Rate114% Investment Advisory Fees Paid$3,044,788
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Material Fund Change [Text Block]
C000163204
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class R6
Trading Symbol	VLCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,380	$11,274	$11,734
2017	$12,914	$13,656	$13,337
2018	$11,914	$12,941	$12,234
2019	$14,909	$16,955	$15,481
2020	$15,844	$20,497	$15,914
2021	$20,126	$25,756	$19,918
2022	$19,469	$20,808	$18,416
2023	$22,156	$26,210	$20,527
2024	$25,920	$32,449	$23,477
2025	$29,252	$38,013	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	12.86%	13.05%	11.33%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 522,620,923
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,044,788
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$522,620,923 # of Portfolio Holdings73 Portfolio Turnover Rate114% Investment Advisory Fees Paid$3,044,788
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Material Fund Change [Text Block]
C000034675
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class S
Trading Symbol	IPESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,358	$11,274	$11,734
2017	$12,861	$13,656	$13,337
2018	$11,831	$12,941	$12,234
2019	$14,763	$16,955	$15,481
2020	$15,644	$20,497	$15,914
2021	$19,817	$25,756	$19,918
2022	$19,128	$20,808	$18,416
2023	$21,669	$26,210	$20,527
2024	$25,328	$32,449	$23,477
2025	$28,539	$38,013	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	12.68%	12.78%	11.06%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 522,620,923
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,044,788
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$522,620,923 # of Portfolio Holdings73 Portfolio Turnover Rate114% Investment Advisory Fees Paid$3,044,788
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Material Fund Change [Text Block]
C000034676
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class S2
Trading Symbol	IPETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,340	$11,274	$11,734
2017	$12,825	$13,656	$13,337
2018	$11,783	$12,941	$12,234
2019	$14,686	$16,955	$15,481
2020	$15,546	$20,497	$15,914
2021	$19,656	$25,756	$19,918
2022	$18,931	$20,808	$18,416
2023	$21,437	$26,210	$20,527
2024	$25,023	$32,449	$23,477
2025	$28,134	$38,013	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	12.43%	12.60%	10.90%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 522,620,923
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,044,788
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$522,620,923 # of Portfolio Holdings73 Portfolio Turnover Rate114% Investment Advisory Fees Paid$3,044,788
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Material Fund Change [Text Block]
C000015349
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class ADV
Trading Symbol	IMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index on a net asset value basis. Sector allocation contributed the most to performance, followed by duration & curve positioning. Meanwhile, security selection decisions detracted.

↑ Top contributors to performance: Sector allocation contributed the most to performance. Contributions came primarily from non-agency commercial mortgage-backed securities (CMBS) and an allocation to agency MBS.    The general positive macro backdrop was positive for investment grade corporate allocations, as spreads grinded tighter and the steepening of the yield curve in 2025 contributed given our longer duration position established in the second half of the year.

↓ Top detractors from performance: Security selection detracted.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,090	$10,265	$10,128
2017	$10,185	$10,628	$10,213
2018	$10,257	$10,629	$10,376
2019	$10,632	$11,556	$10,795
2020	$10,937	$12,424	$11,154
2021	$10,877	$12,233	$11,102
2022	$10,305	$10,641	$10,692
2023	$10,735	$11,230	$11,185
2024	$11,220	$11,370	$11,672
2025	$11,790	$12,200	$12,296

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	5.08%	1.51%	1.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.35%	1.97%	2.09%

AssetsNet	$ 284,425,693
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 744,719
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$284,425,693 # of Portfolio Holdings562 Portfolio Turnover Rate196% Investment Advisory Fees Paid$744,719
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.1%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	5.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	12.8%
Asset-Backed Securities	18.0%
Corporate Bonds/Notes	42.6%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 01/15/27	2.3%
Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	1.6%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.3%
United States Treasury Notes, 3.375%, 12/31/27	1.3%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	1.2%
Fannie Mae REMIC Trust - Class DF, 5.124%, 12/25/54	1.0%
Ginnie Mae - Class FC, 4.564%, 07/20/70	0.8%
Freddie Mac REMIC Trust - Class FG, 5.274%, 02/25/55	0.7%
United States Treasury Notes, 3.875%, 12/31/32	0.7%
BXSC Commercial Mortgage Trust - Class B, 5.843%, 03/15/35	0.6%

Material Fund Change [Text Block]
C000015350
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class I
Trading Symbol	ILBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index on a net asset value basis. Sector allocation contributed the most to performance, followed by duration & curve positioning. Meanwhile, security selection decisions detracted.

↑ Top contributors to performance: Sector allocation contributed the most to performance. Contributions came primarily from non-agency commercial mortgage-backed securities (CMBS) and an allocation to agency MBS.    The general positive macro backdrop was positive for investment grade corporate allocations, as spreads grinded tighter and the steepening of the yield curve in 2025 contributed given our longer duration position established in the second half of the year.

↓ Top detractors from performance: Security selection detracted.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,153	$10,265	$10,128
2017	$10,300	$10,628	$10,213
2018	$10,436	$10,629	$10,376
2019	$10,888	$11,556	$10,795
2020	$11,265	$12,424	$11,154
2021	$11,274	$12,233	$11,102
2022	$10,749	$10,641	$10,692
2023	$11,264	$11,230	$11,185
2024	$11,843	$11,370	$11,672
2025	$12,516	$12,200	$12,296

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.69%	2.13%	2.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.35%	1.97%	2.09%

AssetsNet	$ 284,425,693
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 744,719
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$284,425,693 # of Portfolio Holdings562 Portfolio Turnover Rate196% Investment Advisory Fees Paid$744,719
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.1%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	5.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	12.8%
Asset-Backed Securities	18.0%
Corporate Bonds/Notes	42.6%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 01/15/27	2.3%
Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	1.6%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.3%
United States Treasury Notes, 3.375%, 12/31/27	1.3%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	1.2%
Fannie Mae REMIC Trust - Class DF, 5.124%, 12/25/54	1.0%
Ginnie Mae - Class FC, 4.564%, 07/20/70	0.8%
Freddie Mac REMIC Trust - Class FG, 5.274%, 02/25/55	0.7%
United States Treasury Notes, 3.875%, 12/31/32	0.7%
BXSC Commercial Mortgage Trust - Class B, 5.843%, 03/15/35	0.6%

Material Fund Change [Text Block]
C000015351
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class S
Trading Symbol	ILMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index on a net asset value basis. Sector allocation contributed the most to performance, followed by duration & curve positioning. Meanwhile, security selection decisions detracted.

↑ Top contributors to performance: Sector allocation contributed the most to performance. Contributions came primarily from non-agency commercial mortgage-backed securities (CMBS) and an allocation to agency MBS.    The general positive macro backdrop was positive for investment grade corporate allocations, as spreads grinded tighter and the steepening of the yield curve in 2025 contributed given our longer duration position established in the second half of the year.

↓ Top detractors from performance: Security selection detracted.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,128	$10,265	$10,128
2017	$10,250	$10,628	$10,213
2018	$10,360	$10,629	$10,376
2019	$10,780	$11,556	$10,795
2020	$11,124	$12,424	$11,154
2021	$11,107	$12,233	$11,102
2022	$10,558	$10,641	$10,692
2023	$11,035	$11,230	$11,185
2024	$11,573	$11,370	$11,672
2025	$12,200	$12,200	$12,296

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	5.42%	1.86%	2.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.35%	1.97%	2.09%

AssetsNet	$ 284,425,693
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 744,719
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$284,425,693 # of Portfolio Holdings562 Portfolio Turnover Rate196% Investment Advisory Fees Paid$744,719
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.1%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	5.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	12.8%
Asset-Backed Securities	18.0%
Corporate Bonds/Notes	42.6%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 01/15/27	2.3%
Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	1.6%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.3%
United States Treasury Notes, 3.375%, 12/31/27	1.3%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	1.2%
Fannie Mae REMIC Trust - Class DF, 5.124%, 12/25/54	1.0%
Ginnie Mae - Class FC, 4.564%, 07/20/70	0.8%
Freddie Mac REMIC Trust - Class FG, 5.274%, 02/25/55	0.7%
United States Treasury Notes, 3.875%, 12/31/32	0.7%
BXSC Commercial Mortgage Trust - Class B, 5.843%, 03/15/35	0.6%

Material Fund Change [Text Block]
C000079016
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class ADV
Trading Symbol	IRCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Portfolio underperformed the S&P Target Risk® Conservative Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor. Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,468	$10,786	$10,265	$10,526
2017	$11,280	$13,371	$10,628	$11,547
2018	$10,971	$12,113	$10,629	$11,232
2019	$12,463	$15,335	$11,556	$12,803
2020	$13,751	$17,827	$12,424	$14,041
2021	$14,396	$21,132	$12,233	$14,742
2022	$12,382	$17,252	$10,641	$12,679
2023	$13,470	$21,083	$11,230	$14,066
2024	$14,235	$24,770	$11,370	$14,993
2025	$15,549	$30,303	$12,200	$16,754

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	9.23%	2.49%	4.51%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

AssetsNet	$ 84,291,998
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 494,714
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$84,291,998 # of Portfolio Holdings10 Portfolio Turnover Rate19% Investment Advisory Fees Paid$494,714
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	25.8%
Fixed Income	74.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	46.5%
Voya U.S. Stock Index Portfolio - Class I	18.6%
Voya Short Duration Bond Fund - Class R6	13.9%
Vanguard Short-Term Bond ETF	4.9%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Material Fund Change [Text Block]
C000079017
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class I
Trading Symbol	IRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Portfolio underperformed the S&P Target Risk® Conservative Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor. Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,473	$10,786	$10,265	$10,526
2017	$11,291	$13,371	$10,628	$11,547
2018	$11,004	$12,113	$10,629	$11,232
2019	$12,523	$15,335	$11,556	$12,803
2020	$13,873	$17,827	$12,424	$14,041
2021	$14,549	$21,132	$12,233	$14,742
2022	$12,559	$17,252	$10,641	$12,679
2023	$13,697	$21,083	$11,230	$14,066
2024	$14,498	$24,770	$11,370	$14,993
2025	$15,880	$30,303	$12,200	$16,754

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.53%	2.74%	4.73%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

AssetsNet	$ 84,291,998
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 494,714
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$84,291,998 # of Portfolio Holdings10 Portfolio Turnover Rate19% Investment Advisory Fees Paid$494,714
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	25.8%
Fixed Income	74.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	46.5%
Voya U.S. Stock Index Portfolio - Class I	18.6%
Voya Short Duration Bond Fund - Class R6	13.9%
Vanguard Short-Term Bond ETF	4.9%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Material Fund Change [Text Block]
C000079018
Shareholder Report [Line Items]
Fund Name	Voya Retirement Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IRGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive®  Index.

↑ Top contributors to performance:  Underlying fund selection had a positive impact. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk Aggressive® Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,731	$10,786	$10,265	$10,100	$10,771	$11,274
2017	$12,519	$13,371	$10,628	$12,628	$12,932	$13,656
2018	$11,584	$12,113	$10,629	$10,887	$11,942	$12,941
2019	$14,080	$15,335	$11,556	$13,283	$14,664	$16,955
2020	$16,001	$17,827	$12,424	$14,321	$16,584	$20,497
2021	$18,485	$21,132	$12,233	$15,934	$19,174	$25,756
2022	$15,395	$17,252	$10,641	$13,632	$16,081	$20,808
2023	$18,139	$21,083	$11,230	$16,118	$19,040	$26,210
2024	$20,779	$24,770	$11,370	$16,734	$21,610	$32,449
2025	$24,012	$30,303	$12,200	$21,958	$25,878	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	15.56%	8.46%	9.15%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 159,402,112
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 2,956,416
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$159,402,112 # of Portfolio Holdings8 Portfolio Turnover Rate35% Investment Advisory Fees Paid$2,956,416
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	18.8%
Equity	81.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	56.9%
Voya U.S. Bond Index Portfolio - Class I	12.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	11.6%
Voya International Index Portfolio - Class I	8.5%
Voya Short Duration Bond Fund - Class R6	4.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya Russell™ Small Cap Index Portfolio - Class I	2.1%
Voya High Yield Bond Fund - Class R6	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the name of the Portfolio changed from "Voya Retirement Growth Portfolio."

C000079019
Shareholder Report [Line Items]
Fund Name	Voya Retirement Aggressive Portfolio
Class Name	Class I
Trading Symbol	IIRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive®  Index.

↑ Top contributors to performance:  Underlying fund selection had a positive impact. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk Aggressive® Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,780	$10,786	$10,265	$10,100	$10,771	$11,274
2017	$12,624	$13,371	$10,628	$12,628	$12,932	$13,656
2018	$11,734	$12,113	$10,629	$10,887	$11,942	$12,941
2019	$14,326	$15,335	$11,556	$13,283	$14,664	$16,955
2020	$16,347	$17,827	$12,424	$14,321	$16,584	$20,497
2021	$18,957	$21,132	$12,233	$15,934	$19,174	$25,756
2022	$15,863	$17,252	$10,641	$13,632	$16,081	$20,808
2023	$18,779	$21,083	$11,230	$16,118	$19,040	$26,210
2024	$21,588	$24,770	$11,370	$16,734	$21,610	$32,449
2025	$25,060	$30,303	$12,200	$21,958	$25,878	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	16.08%	8.92%	9.62%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 159,402,112
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 2,956,416
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$159,402,112 # of Portfolio Holdings8 Portfolio Turnover Rate35% Investment Advisory Fees Paid$2,956,416
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	18.8%
Equity	81.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	56.9%
Voya U.S. Bond Index Portfolio - Class I	12.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	11.6%
Voya International Index Portfolio - Class I	8.5%
Voya Short Duration Bond Fund - Class R6	4.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya Russell™ Small Cap Index Portfolio - Class I	2.1%
Voya High Yield Bond Fund - Class R6	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the name of the Portfolio changed from "Voya Retirement Growth Portfolio."

C000079020
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderately Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IRMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor. Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk Growth Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,681	$10,786	$10,265	$10,100	$10,677	$11,274
2017	$12,235	$13,371	$10,628	$12,628	$12,378	$13,656
2018	$11,464	$12,113	$10,629	$10,887	$11,674	$12,941
2019	$13,759	$15,335	$11,556	$13,283	$13,915	$16,955
2020	$15,569	$17,827	$12,424	$14,321	$15,561	$20,497
2021	$17,736	$21,132	$12,233	$15,934	$17,330	$25,756
2022	$14,844	$17,252	$10,641	$13,632	$14,684	$20,808
2023	$17,126	$21,083	$11,230	$16,118	$16,942	$26,210
2024	$19,237	$24,770	$11,370	$16,734	$18,760	$32,449
2025	$21,918	$30,303	$12,200	$21,958	$21,873	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	13.94%	7.08%	8.16%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 151,366,862
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 2,038,604
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,366,862 # of Portfolio Holdings7 Portfolio Turnover Rate29% Investment Advisory Fees Paid$2,038,604
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.6%
Equity	65.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	52.9%
Voya U.S. Bond Index Portfolio - Class I	24.8%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya International Index Portfolio - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya High Yield Bond Fund - Class R6	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the name of the Portfolio changed from "Voya Retirement Moderate Growth Portfolio."

C000079021
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderately Aggressive Portfolio
Class Name	Class I
Trading Symbol	IRGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor. Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk Growth Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,725	$10,786	$10,265	$10,100	$10,677	$11,274
2017	$12,339	$13,371	$10,628	$12,628	$12,378	$13,656
2018	$11,611	$12,113	$10,629	$10,887	$11,674	$12,941
2019	$13,979	$15,335	$11,556	$13,283	$13,915	$16,955
2020	$15,879	$17,827	$12,424	$14,321	$15,561	$20,497
2021	$18,167	$21,132	$12,233	$15,934	$17,330	$25,756
2022	$15,258	$17,252	$10,641	$13,632	$14,684	$20,808
2023	$17,666	$21,083	$11,230	$16,118	$16,942	$26,210
2024	$19,942	$24,770	$11,370	$16,734	$18,760	$32,449
2025	$22,792	$30,303	$12,200	$21,958	$21,873	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.29%	7.50%	8.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 151,366,862
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 2,038,604
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,366,862 # of Portfolio Holdings7 Portfolio Turnover Rate29% Investment Advisory Fees Paid$2,038,604
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.6%
Equity	65.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	52.9%
Voya U.S. Bond Index Portfolio - Class I	24.8%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya International Index Portfolio - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya High Yield Bond Fund - Class R6	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the name of the Portfolio changed from "Voya Retirement Moderate Growth Portfolio."

C000079022
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class ADV
Trading Symbol	IRMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk® Moderate Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts.  On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor.  Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk® Moderate Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,578	$10,786	$10,265	$10,100	$10,577	$11,274
2017	$11,828	$13,371	$10,628	$12,628	$11,823	$13,656
2018	$11,229	$12,113	$10,629	$10,887	$11,383	$12,941
2019	$13,154	$15,335	$11,556	$13,283	$13,171	$16,955
2020	$14,754	$17,827	$12,424	$14,321	$14,544	$20,497
2021	$16,177	$21,132	$12,233	$15,934	$15,579	$25,756
2022	$13,723	$17,252	$10,641	$13,632	$13,334	$20,808
2023	$15,265	$21,083	$11,230	$16,118	$14,989	$26,210
2024	$16,458	$24,770	$11,370	$16,734	$16,183	$32,449
2025	$18,387	$30,303	$12,200	$21,958	$18,348	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.72%	4.50%	6.28%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk® Moderate Index	13.37%	4.75%	6.26%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 131,783,929
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,147,419
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$131,783,929 # of Portfolio Holdings8 Portfolio Turnover Rate24% Investment Advisory Fees Paid$1,147,419
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	45.0%
Fixed Income	55.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	37.4%
Voya U.S. Stock Index Portfolio - Class I	33.8%
Voya Short Duration Bond Fund - Class R6	11.7%
Voya International Index Portfolio - Class I	6.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Schwab U.S. TIPS ETF	1.9%

Material Fund Change [Text Block]
C000079023
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class I
Trading Symbol	IRMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk® Moderate Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts.  On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor.  Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk® Moderate Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,612	$10,786	$10,265	$10,100	$10,577	$11,274
2017	$11,908	$13,371	$10,628	$12,628	$11,823	$13,656
2018	$11,344	$12,113	$10,629	$10,887	$11,383	$12,941
2019	$13,337	$15,335	$11,556	$13,283	$13,171	$16,955
2020	$15,004	$17,827	$12,424	$14,321	$14,544	$20,497
2021	$16,512	$21,132	$12,233	$15,934	$15,579	$25,756
2022	$14,056	$17,252	$10,641	$13,632	$13,334	$20,808
2023	$15,687	$21,083	$11,230	$16,118	$14,989	$26,210
2024	$16,972	$24,770	$11,370	$16,734	$16,183	$32,449
2025	$19,024	$30,303	$12,200	$21,958	$18,348	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.09%	4.86%	6.64%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk® Moderate Index	13.37%	4.75%	6.26%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 131,783,929
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,147,419
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$131,783,929 # of Portfolio Holdings8 Portfolio Turnover Rate24% Investment Advisory Fees Paid$1,147,419
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	45.0%
Fixed Income	55.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	37.4%
Voya U.S. Stock Index Portfolio - Class I	33.8%
Voya Short Duration Bond Fund - Class R6	11.7%
Voya International Index Portfolio - Class I	6.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Schwab U.S. TIPS ETF	1.9%

Material Fund Change [Text Block]
C000075972
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class ADV
Trading Symbol	ISIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, all sectors posted positive returns.   Absolute performance was strongest within communication services, information technology, industrials and utilities.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,111	$11,274	$11,196
2017	$13,424	$13,656	$13,640
2018	$12,739	$12,941	$13,043
2019	$16,616	$16,955	$17,150
2020	$19,521	$20,497	$20,305
2021	$24,920	$25,756	$26,135
2022	$20,239	$20,808	$21,402
2023	$25,349	$26,210	$27,028
2024	$31,449	$32,449	$33,790
2025	$36,766	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	16.91%	13.50%	13.91%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 2,651,762,031
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 9,401,783
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,651,762,031 # of Portfolio Holdings506 Portfolio Turnover Rate7% Investment Advisory Fees Paid$9,401,783
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its principal investment strategies to clarify the types of equity securities that the Portfolio may invest in, and made corresponding changes to its risks.

C000015822
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class I
Trading Symbol	INGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, all sectors posted positive returns.   Absolute performance was strongest within communication services, information technology, industrials and utilities.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,165	$11,274	$11,196
2017	$13,561	$13,656	$13,640
2018	$12,934	$12,941	$13,043
2019	$16,960	$16,955	$17,150
2020	$20,032	$20,497	$20,305
2021	$25,716	$25,756	$26,135
2022	$20,997	$20,808	$21,402
2023	$26,442	$26,210	$27,028
2024	$32,967	$32,449	$33,790
2025	$38,748	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.53%	14.10%	14.51%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 2,651,762,031
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 9,401,783
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,651,762,031 # of Portfolio Holdings506 Portfolio Turnover Rate7% Investment Advisory Fees Paid$9,401,783
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its principal investment strategies to clarify the types of equity securities that the Portfolio may invest in, and made corresponding changes to its risks.

C000047554
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S
Trading Symbol	ISJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, all sectors posted positive returns.   Absolute performance was strongest within communication services, information technology, industrials and utilities.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,135	$11,274	$11,196
2017	$13,498	$13,656	$13,640
2018	$12,846	$12,941	$13,043
2019	$16,799	$16,955	$17,150
2020	$19,800	$20,497	$20,305
2021	$25,349	$25,756	$26,135
2022	$20,659	$20,808	$21,402
2023	$25,939	$26,210	$27,028
2024	$32,275	$32,449	$33,790
2025	$37,834	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	17.23%	13.83%	14.23%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 2,651,762,031
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 9,401,783
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,651,762,031 # of Portfolio Holdings506 Portfolio Turnover Rate7% Investment Advisory Fees Paid$9,401,783
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its principal investment strategies to clarify the types of equity securities that the Portfolio may invest in, and made corresponding changes to its risks.

C000053098
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S2
Trading Symbol	ISIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, all sectors posted positive returns.   Absolute performance was strongest within communication services, information technology, industrials and utilities.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,119	$11,274	$11,196
2017	$13,457	$13,656	$13,640
2018	$12,781	$12,941	$13,043
2019	$16,691	$16,955	$17,150
2020	$19,632	$20,497	$20,305
2021	$25,100	$25,756	$26,135
2022	$20,424	$20,808	$21,402
2023	$25,608	$26,210	$27,028
2024	$31,800	$32,449	$33,790
2025	$37,231	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	17.08%	13.65%	14.05%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 2,651,762,031
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 9,401,783
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,651,762,031 # of Portfolio Holdings506 Portfolio Turnover Rate7% Investment Advisory Fees Paid$9,401,783
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its principal investment strategies to clarify the types of equity securities that the Portfolio may invest in, and made corresponding changes to its risks.

C000240437
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series S Portfolio
Class Name	Portfolio
Trading Symbol	VVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index. The Fund may not always hold all of the same securities as the S&P 500® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology & industrials.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Line Graph [Table Text Block]
	Voya VACS Index Series S Portfolio	Russell 3000® Index	S&P 500® Index
1/27/2023	$10,000	$10,000	$10,000
2023	$11,880	$11,814	$11,901
2024	$14,824	$14,627	$14,879
2025	$17,444	$17,134	$17,539

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (1/27/2023)
Voya VACS Index Series S Portfolio	17.67%	20.94%
Russell 3000® Index	17.15%	20.20%
S&P 500® Index	17.88%	21.16%

AssetsNet	$ 4,197,827,957
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 6,043,055
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,197,827,957 # of Portfolio Holdings506 Portfolio Turnover Rate7% Investment Advisory Fees Paid$6,043,055
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	34.1%
Financials	13.2%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. - Class B	1.6%

Material Fund Change [Text Block]
C000015417
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the FTSE EPRA Nareit Developed Index due to negative stock selection and sector allocation.

↑ Top contributors to performance: On a sector level, – U.S. Residential, Continental Europe, and U.S. Net Lease contributed.   Positioning in Continental Europe, Australia, and Hong Kong were additive.  Key individual contributors included Unibail-Rodamco-Westfield, Charter Hall Group & Klepierre.

↓ Top detractors from performance: On a sector level, U.S. Net Lease, U.S. Industrial, Japan REOCs detracted.   Positioning in the U.S., Japan,&  Canada hurt performance.  Key individual detractors included Mitsubishi Estate Company, Prologis, and VICI Properties.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	S&P 500® Index	FTSE EPRA Nareit Developed Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,023	$10,786	$11,196	$10,406
2017	$11,045	$13,371	$13,640	$11,484
2018	$10,040	$12,113	$13,043	$10,838
2019	$12,449	$15,335	$17,150	$13,212
2020	$11,780	$17,827	$20,305	$12,018
2021	$15,734	$21,132	$26,135	$15,153
2022	$11,739	$17,252	$21,402	$11,351
2023	$13,145	$21,083	$27,028	$12,449
2024	$13,113	$24,770	$33,790	$12,566
2025	$13,927	$30,303	$39,832	$13,769

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	6.21%	3.41%	3.37%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE EPRA Nareit Developed Index	9.58%	2.76%	3.25%

AssetsNet	$ 132,935,914
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,017,881
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$132,935,914 # of Portfolio Holdings89 Portfolio Turnover Rate101% Investment Advisory Fees Paid$1,017,881
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	0.9%
Netherlands	0.7%
Belgium	0.9%
Germany	1.3%
Hong Kong	2.3%
Canada	3.1%
France	4.0%
Singapore	4.2%
United Kingdom	4.3%
Australia	6.9%
Japan	9.5%
United States	60.3%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	8.9%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.4%
VICI Properties, Inc.	3.6%
Public Storage	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Prologis, Inc.	2.6%
Ventas, Inc.	2.4%
UDR, Inc.	2.4%
American Homes 4 Rent - Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000015418
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class I
Trading Symbol	IRGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the FTSE EPRA Nareit Developed Index due to negative stock selection and sector allocation.

↑ Top contributors to performance: On a sector level, – U.S. Residential, Continental Europe, and U.S. Net Lease contributed.   Positioning in Continental Europe, Australia, and Hong Kong were additive.  Key individual contributors included Unibail-Rodamco-Westfield, Charter Hall Group & Klepierre.

↓ Top detractors from performance: On a sector level, U.S. Net Lease, U.S. Industrial, Japan REOCs detracted.   Positioning in the U.S., Japan,&  Canada hurt performance.  Key individual detractors included Mitsubishi Estate Company, Prologis, and VICI Properties.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	S&P 500® Index	FTSE EPRA Nareit Developed Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,089	$10,786	$11,196	$10,406
2017	$11,175	$13,371	$13,640	$11,484
2018	$10,223	$12,113	$13,043	$10,838
2019	$12,753	$15,335	$17,150	$13,212
2020	$12,137	$17,827	$20,305	$12,018
2021	$16,320	$21,132	$26,135	$15,153
2022	$12,248	$17,252	$21,402	$11,351
2023	$13,791	$21,083	$27,028	$12,449
2024	$13,843	$24,770	$33,790	$12,566
2025	$14,786	$30,303	$39,832	$13,769

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.82%	4.03%	3.99%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE EPRA Nareit Developed Index	9.58%	2.76%	3.25%

AssetsNet	$ 132,935,914
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,017,881
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$132,935,914 # of Portfolio Holdings89 Portfolio Turnover Rate101% Investment Advisory Fees Paid$1,017,881
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	0.9%
Netherlands	0.7%
Belgium	0.9%
Germany	1.3%
Hong Kong	2.3%
Canada	3.1%
France	4.0%
Singapore	4.2%
United Kingdom	4.3%
Australia	6.9%
Japan	9.5%
United States	60.3%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	8.9%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.4%
VICI Properties, Inc.	3.6%
Public Storage	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Prologis, Inc.	2.6%
Ventas, Inc.	2.4%
UDR, Inc.	2.4%
American Homes 4 Rent - Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000015419
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S
Trading Symbol	IRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the FTSE EPRA Nareit Developed Index due to negative stock selection and sector allocation.

↑ Top contributors to performance: On a sector level, – U.S. Residential, Continental Europe, and U.S. Net Lease contributed.   Positioning in Continental Europe, Australia, and Hong Kong were additive.  Key individual contributors included Unibail-Rodamco-Westfield, Charter Hall Group & Klepierre.

↓ Top detractors from performance: On a sector level, U.S. Net Lease, U.S. Industrial, Japan REOCs detracted.   Positioning in the U.S., Japan,&  Canada hurt performance.  Key individual detractors included Mitsubishi Estate Company, Prologis, and VICI Properties.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	S&P 500® Index	FTSE EPRA Nareit Developed Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,062	$10,786	$11,196	$10,406
2017	$11,119	$13,371	$13,640	$11,484
2018	$10,146	$12,113	$13,043	$10,838
2019	$12,617	$15,335	$17,150	$13,212
2020	$11,981	$17,827	$20,305	$12,018
2021	$16,071	$21,132	$26,135	$15,153
2022	$12,033	$17,252	$21,402	$11,351
2023	$13,517	$21,083	$27,028	$12,449
2024	$13,533	$24,770	$33,790	$12,566
2025	$14,417	$30,303	$39,832	$13,769

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	6.53%	3.77%	3.73%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE EPRA Nareit Developed Index	9.58%	2.76%	3.25%

AssetsNet	$ 132,935,914
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,017,881
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$132,935,914 # of Portfolio Holdings89 Portfolio Turnover Rate101% Investment Advisory Fees Paid$1,017,881
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	0.9%
Netherlands	0.7%
Belgium	0.9%
Germany	1.3%
Hong Kong	2.3%
Canada	3.1%
France	4.0%
Singapore	4.2%
United Kingdom	4.3%
Australia	6.9%
Japan	9.5%
United States	60.3%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	8.9%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.4%
VICI Properties, Inc.	3.6%
Public Storage	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Prologis, Inc.	2.6%
Ventas, Inc.	2.4%
UDR, Inc.	2.4%
American Homes 4 Rent - Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000015420
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IRGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$135	1.31%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the FTSE EPRA Nareit Developed Index due to negative stock selection and sector allocation.

↑ Top contributors to performance: On a sector level, – U.S. Residential, Continental Europe, and U.S. Net Lease contributed.   Positioning in Continental Europe, Australia, and Hong Kong were additive.  Key individual contributors included Unibail-Rodamco-Westfield, Charter Hall Group & Klepierre.

↓ Top detractors from performance: On a sector level, U.S. Net Lease, U.S. Industrial, Japan REOCs detracted.   Positioning in the U.S., Japan,&  Canada hurt performance.  Key individual detractors included Mitsubishi Estate Company, Prologis, and VICI Properties.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	S&P 500® Index	FTSE EPRA Nareit Developed Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,043	$10,786	$11,196	$10,406
2017	$11,090	$13,371	$13,640	$11,484
2018	$10,110	$12,113	$13,043	$10,838
2019	$12,551	$15,335	$17,150	$13,212
2020	$11,900	$17,827	$20,305	$12,018
2021	$15,934	$21,132	$26,135	$15,153
2022	$11,911	$17,252	$21,402	$11,351
2023	$13,354	$21,083	$27,028	$12,449
2024	$13,351	$24,770	$33,790	$12,566
2025	$14,198	$30,303	$39,832	$13,769

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	6.35%	3.60%	3.57%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE EPRA Nareit Developed Index	9.58%	2.76%	3.25%

AssetsNet	$ 132,935,914
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,017,881
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$132,935,914 # of Portfolio Holdings89 Portfolio Turnover Rate101% Investment Advisory Fees Paid$1,017,881
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	0.9%
Netherlands	0.7%
Belgium	0.9%
Germany	1.3%
Hong Kong	2.3%
Canada	3.1%
France	4.0%
Singapore	4.2%
United Kingdom	4.3%
Australia	6.9%
Japan	9.5%
United States	60.3%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	8.9%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.4%
VICI Properties, Inc.	3.6%
Public Storage	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Prologis, Inc.	2.6%
Ventas, Inc.	2.4%
UDR, Inc.	2.4%
American Homes 4 Rent - Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000015784
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$141	1.41%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI U.S. REIT Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: Sector allocation was positive in the residential, towers and mall sectors.  Individual names contributing to performance were American Healthcare REIT, Ventas, & Public Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance, which was concentrated in the hotel, net lease & shopping center sectors.  Sector allocation was hurt by positioning in the shopping center, healthcare & hotel sectors.  Individual names hurting performance were Welltower, Prologis & UDR.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	MSCI U.S. REIT® Index
2015	$10,000	$10,000	$10,000
2016	$10,386	$11,274	$10,860
2017	$10,887	$13,656	$11,411
2018	$10,019	$12,941	$10,889
2019	$12,796	$16,955	$13,703
2020	$11,915	$20,497	$12,666
2021	$18,046	$25,756	$18,119
2022	$13,102	$20,808	$13,678
2023	$14,886	$26,210	$15,558
2024	$15,473	$32,449	$16,920
2025	$15,425	$38,013	$17,419

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	-0.31%	5.30%	4.43%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI U.S. REIT® Index	2.95%	6.58%	5.71%

AssetsNet	$ 142,885,063
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 790,751
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$142,885,063 # of Portfolio Holdings40 Portfolio Turnover Rate97% Investment Advisory Fees Paid$790,751
Holdings [Text Block]

REIT Diversification

Value	Value
Health Care REITs	20.9%
Industrial REITs	17.6%
Specialized REITs	16.0%
Retail REITs	15.7%
Residential REITs	6.3%
Self-Storage REITs	5.7%
Office REITs	3.8%
Other Specialized REITs	3.0%
Single-Family Residential REITs	2.9%
Diversified REITs	2.5%
Multi-Family Residential REITs	2.2%
REITs-Other	2.1%
Assets in Excess of Other Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	12.7%
Equinix, Inc.	9.8%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	6.6%
UDR, Inc.	3.8%
VICI Properties, Inc.	3.7%
CubeSmart	3.5%
Brixmor Property Group, Inc.	3.4%
Iron Mountain, Inc.	3.0%
First Industrial Realty Trust, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000015785
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Real Estate Portfolio
Class Name	Class I
Trading Symbol	IVRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI U.S. REIT Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: Sector allocation was positive in the residential, towers and mall sectors.  Individual names contributing to performance were American Healthcare REIT, Ventas, & Public Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance, which was concentrated in the hotel, net lease & shopping center sectors.  Sector allocation was hurt by positioning in the shopping center, healthcare & hotel sectors.  Individual names hurting performance were Welltower, Prologis & UDR.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	MSCI U.S. REIT® Index
2015	$10,000	$10,000	$10,000
2016	$10,447	$11,274	$10,860
2017	$11,018	$13,656	$11,411
2018	$10,201	$12,941	$10,889
2019	$13,106	$16,955	$13,703
2020	$12,278	$20,497	$12,666
2021	$18,704	$25,756	$18,119
2022	$13,659	$20,808	$13,678
2023	$15,614	$26,210	$15,558
2024	$16,328	$32,449	$16,920
2025	$16,378	$38,013	$17,419

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	0.30%	5.93%	5.06%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI U.S. REIT® Index	2.95%	6.58%	5.71%

AssetsNet	$ 142,885,063
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 790,751
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$142,885,063 # of Portfolio Holdings40 Portfolio Turnover Rate97% Investment Advisory Fees Paid$790,751
Holdings [Text Block]

REIT Diversification

Value	Value
Health Care REITs	20.9%
Industrial REITs	17.6%
Specialized REITs	16.0%
Retail REITs	15.7%
Residential REITs	6.3%
Self-Storage REITs	5.7%
Office REITs	3.8%
Other Specialized REITs	3.0%
Single-Family Residential REITs	2.9%
Diversified REITs	2.5%
Multi-Family Residential REITs	2.2%
REITs-Other	2.1%
Assets in Excess of Other Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	12.7%
Equinix, Inc.	9.8%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	6.6%
UDR, Inc.	3.8%
VICI Properties, Inc.	3.7%
CubeSmart	3.5%
Brixmor Property Group, Inc.	3.4%
Iron Mountain, Inc.	3.0%
First Industrial Realty Trust, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000015786
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Real Estate Portfolio
Class Name	Class S
Trading Symbol	IVRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI U.S. REIT Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: Sector allocation was positive in the residential, towers and mall sectors.  Individual names contributing to performance were American Healthcare REIT, Ventas, & Public Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance, which was concentrated in the hotel, net lease & shopping center sectors.  Sector allocation was hurt by positioning in the shopping center, healthcare & hotel sectors.  Individual names hurting performance were Welltower, Prologis & UDR.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	MSCI U.S. REIT® Index
2015	$10,000	$10,000	$10,000
2016	$10,424	$11,274	$10,860
2017	$10,964	$13,656	$11,411
2018	$10,126	$12,941	$10,889
2019	$12,976	$16,955	$13,703
2020	$12,128	$20,497	$12,666
2021	$18,429	$25,756	$18,119
2022	$13,427	$20,808	$13,678
2023	$15,312	$26,210	$15,558
2024	$15,971	$32,449	$16,920
2025	$15,976	$38,013	$17,419

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	0.03%	5.67%	4.80%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI U.S. REIT® Index	2.95%	6.58%	5.71%

AssetsNet	$ 142,885,063
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 790,751
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$142,885,063 # of Portfolio Holdings40 Portfolio Turnover Rate97% Investment Advisory Fees Paid$790,751
Holdings [Text Block]

REIT Diversification

Value	Value
Health Care REITs	20.9%
Industrial REITs	17.6%
Specialized REITs	16.0%
Retail REITs	15.7%
Residential REITs	6.3%
Self-Storage REITs	5.7%
Office REITs	3.8%
Other Specialized REITs	3.0%
Single-Family Residential REITs	2.9%
Diversified REITs	2.5%
Multi-Family Residential REITs	2.2%
REITs-Other	2.1%
Assets in Excess of Other Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	12.7%
Equinix, Inc.	9.8%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	6.6%
UDR, Inc.	3.8%
VICI Properties, Inc.	3.7%
CubeSmart	3.5%
Brixmor Property Group, Inc.	3.4%
Iron Mountain, Inc.	3.0%
First Industrial Realty Trust, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000015787
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IVRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI U.S. REIT Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: Sector allocation was positive in the residential, towers and mall sectors.  Individual names contributing to performance were American Healthcare REIT, Ventas, & Public Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance, which was concentrated in the hotel, net lease & shopping center sectors.  Sector allocation was hurt by positioning in the shopping center, healthcare & hotel sectors.  Individual names hurting performance were Welltower, Prologis & UDR.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	MSCI U.S. REIT® Index
2015	$10,000	$10,000	$10,000
2016	$10,407	$11,274	$10,860
2017	$10,929	$13,656	$11,411
2018	$10,079	$12,941	$10,889
2019	$12,898	$16,955	$13,703
2020	$12,035	$20,497	$12,666
2021	$18,261	$25,756	$18,119
2022	$13,286	$20,808	$13,678
2023	$15,126	$26,210	$15,558
2024	$15,753	$32,449	$16,920
2025	$15,737	$38,013	$17,419

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	-0.10%	5.51%	4.64%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI U.S. REIT® Index	2.95%	6.58%	5.71%

AssetsNet	$ 142,885,063
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 790,751
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$142,885,063 # of Portfolio Holdings40 Portfolio Turnover Rate97% Investment Advisory Fees Paid$790,751
Holdings [Text Block]

REIT Diversification

Value	Value
Health Care REITs	20.9%
Industrial REITs	17.6%
Specialized REITs	16.0%
Retail REITs	15.7%
Residential REITs	6.3%
Self-Storage REITs	5.7%
Office REITs	3.8%
Other Specialized REITs	3.0%
Single-Family Residential REITs	2.9%
Diversified REITs	2.5%
Multi-Family Residential REITs	2.2%
REITs-Other	2.1%
Assets in Excess of Other Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	12.7%
Equinix, Inc.	9.8%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	6.6%
UDR, Inc.	3.8%
VICI Properties, Inc.	3.7%
CubeSmart	3.5%
Brixmor Property Group, Inc.	3.4%
Iron Mountain, Inc.	3.0%
First Industrial Realty Trust, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000015780
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IVGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index.

↑ Top contributors to performance:  Stock selection in industrials drove outperformance, due to strong performance from Johnson Controls and Vertiv. Stock selection & an underweight position in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor. Lastly, stock selection in health care, consumer staples, consumer discretionary, energy & utilities also made a positive contributions.

↓ Top detractors from performance: Stock selection in the communication services sector was the largest detractor from the fund's relative return.  Stock selection in financials also detracted from relative returns, due in large part to Fiserv.  The materials and information technology sectors also detracted. Within IT, Marvel Technology was a key detractor.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,952	$11,274	$11,734
2017	$13,560	$13,656	$13,337
2018	$11,678	$12,941	$12,234
2019	$14,515	$16,955	$15,481
2020	$14,886	$20,497	$15,914
2021	$19,127	$25,756	$19,918
2022	$17,950	$20,808	$18,416
2023	$20,092	$26,210	$20,527
2024	$23,255	$32,449	$23,477
2025	$26,727	$38,013	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.93%	12.42%	10.33%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 160,977,881
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 968,980
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$160,977,881 # of Portfolio Holdings77 Portfolio Turnover Rate27% Investment Advisory Fees Paid$968,980
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	19.3%
Health Care	15.4%
Information Technology	14.7%
Industrials	13.4%
Consumer Staples	7.1%
Energy	6.9%
Consumer Discretionary	6.6%
Communication Services	5.8%
Utilities	4.2%
Materials	2.2%
Real Estate	1.7%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Amazon.com, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%
Charles Schwab Corp.	2.1%
Parker-Hannifin Corp.	2.1%
Walt Disney Co.	2.0%
Citizens Financial Group, Inc.	2.0%

Material Fund Change [Text Block]
C000015781
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IVGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index.

↑ Top contributors to performance:  Stock selection in industrials drove outperformance, due to strong performance from Johnson Controls and Vertiv. Stock selection & an underweight position in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor. Lastly, stock selection in health care, consumer staples, consumer discretionary, energy & utilities also made a positive contributions.

↓ Top detractors from performance: Stock selection in the communication services sector was the largest detractor from the fund's relative return.  Stock selection in financials also detracted from relative returns, due in large part to Fiserv.  The materials and information technology sectors also detracted. Within IT, Marvel Technology was a key detractor.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,023	$11,274	$11,734
2017	$13,723	$13,656	$13,337
2018	$11,896	$12,941	$12,234
2019	$14,867	$16,955	$15,481
2020	$15,346	$20,497	$15,914
2021	$19,828	$25,756	$19,918
2022	$18,720	$20,808	$18,416
2023	$21,082	$26,210	$20,527
2024	$24,545	$32,449	$23,477
2025	$28,382	$38,013	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.63%	13.09%	11.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 160,977,881
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 968,980
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$160,977,881 # of Portfolio Holdings77 Portfolio Turnover Rate27% Investment Advisory Fees Paid$968,980
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	19.3%
Health Care	15.4%
Information Technology	14.7%
Industrials	13.4%
Consumer Staples	7.1%
Energy	6.9%
Consumer Discretionary	6.6%
Communication Services	5.8%
Utilities	4.2%
Materials	2.2%
Real Estate	1.7%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Amazon.com, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%
Charles Schwab Corp.	2.1%
Parker-Hannifin Corp.	2.1%
Walt Disney Co.	2.0%
Citizens Financial Group, Inc.	2.0%

Material Fund Change [Text Block]
C000015782
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S
Trading Symbol	IVGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index.

↑ Top contributors to performance:  Stock selection in industrials drove outperformance, due to strong performance from Johnson Controls and Vertiv. Stock selection & an underweight position in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor. Lastly, stock selection in health care, consumer staples, consumer discretionary, energy & utilities also made a positive contributions.

↓ Top detractors from performance: Stock selection in the communication services sector was the largest detractor from the fund's relative return.  Stock selection in financials also detracted from relative returns, due in large part to Fiserv.  The materials and information technology sectors also detracted. Within IT, Marvel Technology was a key detractor.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,992	$11,274	$11,734
2017	$13,658	$13,656	$13,337
2018	$11,803	$12,941	$12,234
2019	$14,722	$16,955	$15,481
2020	$15,149	$20,497	$15,914
2021	$19,536	$25,756	$19,918
2022	$18,395	$20,808	$18,416
2023	$20,665	$26,210	$20,527
2024	$24,001	$32,449	$23,477
2025	$27,686	$38,013	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	15.35%	12.82%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 160,977,881
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 968,980
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$160,977,881 # of Portfolio Holdings77 Portfolio Turnover Rate27% Investment Advisory Fees Paid$968,980
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	19.3%
Health Care	15.4%
Information Technology	14.7%
Industrials	13.4%
Consumer Staples	7.1%
Energy	6.9%
Consumer Discretionary	6.6%
Communication Services	5.8%
Utilities	4.2%
Materials	2.2%
Real Estate	1.7%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Amazon.com, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%
Charles Schwab Corp.	2.1%
Parker-Hannifin Corp.	2.1%
Walt Disney Co.	2.0%
Citizens Financial Group, Inc.	2.0%

Material Fund Change [Text Block]
C000015783
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index.

↑ Top contributors to performance:  Stock selection in industrials drove outperformance, due to strong performance from Johnson Controls and Vertiv. Stock selection & an underweight position in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor. Lastly, stock selection in health care, consumer staples, consumer discretionary, energy & utilities also made a positive contributions.

↓ Top detractors from performance: Stock selection in the communication services sector was the largest detractor from the fund's relative return.  Stock selection in financials also detracted from relative returns, due in large part to Fiserv.  The materials and information technology sectors also detracted. Within IT, Marvel Technology was a key detractor.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,980	$11,274	$11,734
2017	$13,618	$13,656	$13,337
2018	$11,756	$12,941	$12,234
2019	$14,632	$16,955	$15,481
2020	$15,038	$20,497	$15,914
2021	$19,367	$25,756	$19,918
2022	$18,208	$20,808	$18,416
2023	$20,425	$26,210	$20,527
2024	$23,682	$32,449	$23,477
2025	$27,277	$38,013	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	15.18%	12.65%	10.56%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 160,977,881
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 968,980
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$160,977,881 # of Portfolio Holdings77 Portfolio Turnover Rate27% Investment Advisory Fees Paid$968,980
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	19.3%
Health Care	15.4%
Information Technology	14.7%
Industrials	13.4%
Consumer Staples	7.1%
Energy	6.9%
Consumer Discretionary	6.6%
Communication Services	5.8%
Utilities	4.2%
Materials	2.2%
Real Estate	1.7%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Amazon.com, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%
Charles Schwab Corp.	2.1%
Parker-Hannifin Corp.	2.1%
Walt Disney Co.	2.0%
Citizens Financial Group, Inc.	2.0%

Material Fund Change [Text Block]
C000015329
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$214	1.79%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the MSCI Emerging Markets IndexSM, primarily due to favorable stock selection and country allocation.

↑ Top contributors to performance: Stock selection in information technology boosted relative performance. At a country level, stock selection in South Korea was additive.  On an individual level, exposure to overweight exposure to SK Hynix, a Korean memory company, boosted returns.

↓ Top detractors from performance: Stock selection in consumer discretionary detracted from relative returns.  Stock selection in Argentina hurt result.  Key individual detractors included underweight exposure to Alibaba.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$11,262	$10,450	$11,119
2017	$16,055	$13,291	$15,264
2018	$13,307	$11,404	$13,040
2019	$17,494	$13,857	$15,442
2020	$23,216	$15,333	$18,270
2021	$20,826	$16,532	$17,806
2022	$15,338	$13,887	$14,228
2023	$16,276	$16,055	$15,627
2024	$16,537	$16,944	$16,799
2025	$22,919	$22,431	$22,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	38.59%	-0.26%	8.65%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI Emerging Markets Index℠	33.57%	4.20%	8.42%

AssetsNet	$ 151,816,454
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,738,141
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,816,454 # of Portfolio Holdings81 Portfolio Turnover Rate37% Investment Advisory Fees Paid$2,738,141
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	8.4%
Mexico	1.6%
Singapore	1.7%
United States	2.1%
Spain	2.2%
Hong Kong	2.8%
Turkey	3.2%
Brazil	11.1%
India	11.6%
South Korea	12.4%
Taiwan	17.8%
China	24.3%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Hanwha Aerospace Co. Ltd.	2.1%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
Coforge Ltd.	1.9%
AIA Group Ltd.	1.8%

Material Fund Change [Text Block]
C000015330
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class I
Trading Symbol	IJEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$142	1.19%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the MSCI Emerging Markets IndexSM, primarily due to favorable stock selection and country allocation.

↑ Top contributors to performance: Stock selection in information technology boosted relative performance. At a country level, stock selection in South Korea was additive.  On an individual level, exposure to overweight exposure to SK Hynix, a Korean memory company, boosted returns.

↓ Top detractors from performance: Stock selection in consumer discretionary detracted from relative returns.  Stock selection in Argentina hurt result.  Key individual detractors included underweight exposure to Alibaba.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$11,327	$10,450	$11,119
2017	$16,248	$13,291	$15,264
2018	$13,554	$11,404	$13,040
2019	$17,923	$13,857	$15,442
2020	$23,931	$15,333	$18,270
2021	$21,591	$16,532	$17,806
2022	$16,001	$13,887	$14,228
2023	$17,090	$16,055	$15,627
2024	$17,456	$16,944	$16,799
2025	$24,275	$22,431	$22,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	39.06%	0.29%	9.27%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI Emerging Markets Index℠	33.57%	4.20%	8.42%

AssetsNet	$ 151,816,454
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,738,141
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,816,454 # of Portfolio Holdings81 Portfolio Turnover Rate37% Investment Advisory Fees Paid$2,738,141
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	8.4%
Mexico	1.6%
Singapore	1.7%
United States	2.1%
Spain	2.2%
Hong Kong	2.8%
Turkey	3.2%
Brazil	11.1%
India	11.6%
South Korea	12.4%
Taiwan	17.8%
China	24.3%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Hanwha Aerospace Co. Ltd.	2.1%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
Coforge Ltd.	1.9%
AIA Group Ltd.	1.8%

Material Fund Change [Text Block]
C000015331
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S
Trading Symbol	IJPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$172	1.44%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the MSCI Emerging Markets IndexSM, primarily due to favorable stock selection and country allocation.

↑ Top contributors to performance: Stock selection in information technology boosted relative performance. At a country level, stock selection in South Korea was additive.  On an individual level, exposure to overweight exposure to SK Hynix, a Korean memory company, boosted returns.

↓ Top detractors from performance: Stock selection in consumer discretionary detracted from relative returns.  Stock selection in Argentina hurt result.  Key individual detractors included underweight exposure to Alibaba.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$11,295	$10,450	$11,119
2017	$16,164	$13,291	$15,264
2018	$13,446	$11,404	$13,040
2019	$17,737	$13,857	$15,442
2020	$23,631	$15,333	$18,270
2021	$21,267	$16,532	$17,806
2022	$15,714	$13,887	$14,228
2023	$16,744	$16,055	$15,627
2024	$17,065	$16,944	$16,799
2025	$23,680	$22,431	$22,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	38.77%	0.04%	9.00%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI Emerging Markets Index℠	33.57%	4.20%	8.42%

AssetsNet	$ 151,816,454
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,738,141
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,816,454 # of Portfolio Holdings81 Portfolio Turnover Rate37% Investment Advisory Fees Paid$2,738,141
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	8.4%
Mexico	1.6%
Singapore	1.7%
United States	2.1%
Spain	2.2%
Hong Kong	2.8%
Turkey	3.2%
Brazil	11.1%
India	11.6%
South Korea	12.4%
Taiwan	17.8%
China	24.3%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Hanwha Aerospace Co. Ltd.	2.1%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
Coforge Ltd.	1.9%
AIA Group Ltd.	1.8%

Material Fund Change [Text Block]
C000015332
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S2
Trading Symbol	IJPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$190	1.59%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the MSCI Emerging Markets IndexSM, primarily due to favorable stock selection and country allocation.

↑ Top contributors to performance: Stock selection in information technology boosted relative performance. At a country level, stock selection in South Korea was additive.  On an individual level, exposure to overweight exposure to SK Hynix, a Korean memory company, boosted returns.

↓ Top detractors from performance: Stock selection in consumer discretionary detracted from relative returns.  Stock selection in Argentina hurt result.  Key individual detractors included underweight exposure to Alibaba.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$11,279	$10,450	$11,119
2017	$16,112	$13,291	$15,264
2018	$13,387	$11,404	$13,040
2019	$17,623	$13,857	$15,442
2020	$23,444	$15,333	$18,270
2021	$21,074	$16,532	$17,806
2022	$15,547	$13,887	$14,228
2023	$16,547	$16,055	$15,627
2024	$16,842	$16,944	$16,799
2025	$23,383	$22,431	$22,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	38.84%	-0.05%	8.87%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI Emerging Markets Index℠	33.57%	4.20%	8.42%

AssetsNet	$ 151,816,454
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,738,141
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,816,454 # of Portfolio Holdings81 Portfolio Turnover Rate37% Investment Advisory Fees Paid$2,738,141
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	8.4%
Mexico	1.6%
Singapore	1.7%
United States	2.1%
Spain	2.2%
Hong Kong	2.8%
Turkey	3.2%
Brazil	11.1%
India	11.6%
South Korea	12.4%
Taiwan	17.8%
China	24.3%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Hanwha Aerospace Co. Ltd.	2.1%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
Coforge Ltd.	1.9%
AIA Group Ltd.	1.8%

Material Fund Change [Text Block]
C000028903
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,117	$11,274	$12,131
2017	$13,955	$13,656	$13,908
2018	$12,445	$12,941	$12,377
2019	$15,675	$16,955	$15,535
2020	$18,158	$20,497	$18,636
2021	$21,416	$25,756	$21,398
2022	$17,543	$20,808	$17,024
2023	$19,627	$26,210	$19,907
2024	$21,665	$32,449	$22,203
2025	$22,361	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	3.21%	4.25%	8.38%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 290,910,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 2,805,475
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$290,910,897 # of Portfolio Holdings702 Portfolio Turnover Rate81% Investment Advisory Fees Paid$2,805,475
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Material Fund Change [Text Block]
C000015333
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class I
Trading Symbol	IJSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,192	$11,274	$12,131
2017	$14,126	$13,656	$13,908
2018	$12,665	$12,941	$12,377
2019	$16,053	$16,955	$15,535
2020	$18,707	$20,497	$18,636
2021	$22,207	$25,756	$21,398
2022	$18,305	$20,808	$17,024
2023	$20,587	$26,210	$19,907
2024	$22,870	$32,449	$22,203
2025	$23,753	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.86%	4.89%	9.04%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 290,910,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 2,805,475
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$290,910,897 # of Portfolio Holdings702 Portfolio Turnover Rate81% Investment Advisory Fees Paid$2,805,475
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Material Fund Change [Text Block]
C000168687
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class R6
Trading Symbol	VPRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
5/3/2016	$10,000	$10,000	$10,000
2016	$12,104	$11,120	$12,225
2017	$14,024	$13,470	$14,016
2018	$12,574	$12,764	$12,473
2019	$15,941	$16,723	$15,656
2020	$18,568	$20,217	$18,781
2021	$22,035	$25,404	$21,564
2022	$18,168	$20,524	$17,156
2023	$20,436	$25,852	$20,061
2024	$22,706	$32,006	$22,375
2025	$23,584	$37,494	$25,241

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	3.87%	4.90%	9.29%
Russell 3000® Index	17.15%	13.15%	14.66%
Russell 2000® Index	12.81%	6.09%	10.06%

AssetsNet	$ 290,910,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 2,805,475
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$290,910,897 # of Portfolio Holdings702 Portfolio Turnover Rate81% Investment Advisory Fees Paid$2,805,475
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Material Fund Change [Text Block]
C000015334
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S
Trading Symbol	IJSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,159	$11,274	$12,131
2017	$14,050	$13,656	$13,908
2018	$12,572	$12,941	$12,377
2019	$15,889	$16,955	$15,535
2020	$18,480	$20,497	$18,636
2021	$21,865	$25,756	$21,398
2022	$17,981	$20,808	$17,024
2023	$20,186	$26,210	$19,907
2024	$22,353	$32,449	$22,203
2025	$23,170	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	3.65%	4.63%	8.77%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 290,910,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 2,805,475
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$290,910,897 # of Portfolio Holdings702 Portfolio Turnover Rate81% Investment Advisory Fees Paid$2,805,475
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Material Fund Change [Text Block]
C000015335
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S2
Trading Symbol	IJSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$131	1.29%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,139	$11,274	$12,131
2017	$14,012	$13,656	$13,908
2018	$12,521	$12,941	$12,377
2019	$15,801	$16,955	$15,535
2020	$18,341	$20,497	$18,636
2021	$21,673	$25,756	$21,398
2022	$17,801	$20,808	$17,024
2023	$19,938	$26,210	$19,907
2024	$22,052	$32,449	$22,203
2025	$22,821	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	3.49%	4.47%	8.60%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 290,910,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 2,805,475
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$290,910,897 # of Portfolio Holdings702 Portfolio Turnover Rate81% Investment Advisory Fees Paid$2,805,475
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Material Fund Change [Text Block]
C000015776
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class ADV
Trading Symbol	IGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$158	1.58%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: Largest contributors to absolute performance were cloud hyperscalers, led by Alphabet and Microsofte. Oracle also contributed positively before its third-quarter exit. In Consumer Staples, L’Oréal outperformed on reaccelerating growth, while Visa benefited from resilient consumer spending and cross-border volume growth.

↓ Top detractors from performance: Accenture was the largest absolute detractor, reflecting weak industry growth, U.S. government cost cutting and concerns over profitability, prompting an exit in the fourth quarter. In Health Care, UnitedHealth and Becton Dickinson disappointed and were sold, while Zoetis struggled near term despite solid long-term fundamentals. Constellation Brands detracted before an early-year exit.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	MSCI World Index℠
2015	$10,000	$10,000	$10,000
2016	$10,494	$10,786	$10,751
2017	$13,167	$13,371	$13,159
2018	$12,894	$12,113	$12,013
2019	$16,619	$15,335	$15,337
2020	$18,759	$17,827	$17,776
2021	$22,746	$21,132	$21,654
2022	$18,674	$17,252	$17,726
2023	$21,571	$21,083	$21,943
2024	$23,363	$24,770	$26,040
2025	$23,315	$30,303	$31,532

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	-0.20%	4.44%	8.83%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Index℠	21.09%	12.15%	12.17%

AssetsNet	$ 82,205,964
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,134,313
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$82,205,964 # of Portfolio Holdings33 Portfolio Turnover Rate32% Investment Advisory Fees Paid$2,134,313
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Italy	2.3%
France	3.5%
United Kingdom	4.2%
Germany	7.4%
United States	80.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.6%
SAP SE	7.4%
Visa, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.0%
Coca-Cola Co.	4.0%
RELX PLC - GBP	3.6%
L'Oreal SA	3.5%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.4%

Material Fund Change [Text Block]
C000168690
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class R6
Trading Symbol	VPRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: Largest contributors to absolute performance were cloud hyperscalers, led by Alphabet and Microsofte. Oracle also contributed positively before its third-quarter exit. In Consumer Staples, L’Oréal outperformed on reaccelerating growth, while Visa benefited from resilient consumer spending and cross-border volume growth.

↓ Top detractors from performance: Accenture was the largest absolute detractor, reflecting weak industry growth, U.S. government cost cutting and concerns over profitability, prompting an exit in the fourth quarter. In Health Care, UnitedHealth and Becton Dickinson disappointed and were sold, while Zoetis struggled near term despite solid long-term fundamentals. Constellation Brands detracted before an early-year exit.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	MSCI World Index℠
5/3/2016	$10,000	$10,000	$10,000
2016	$10,146	$10,505	$10,696
2017	$12,800	$13,023	$13,092
2018	$12,606	$11,798	$11,952
2019	$16,354	$14,936	$15,259
2020	$18,570	$17,363	$17,685
2021	$22,657	$20,582	$21,544
2022	$18,707	$16,803	$17,636
2023	$21,755	$20,534	$21,831
2024	$23,686	$24,125	$25,906
2025	$23,765	$29,513	$31,371

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	0.33%	5.06%	9.37%
MSCI All Country World Index℠	22.34%	11.19%	11.98%
MSCI World Index℠	21.09%	12.15%	12.57%

AssetsNet	$ 82,205,964
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,134,313
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$82,205,964 # of Portfolio Holdings33 Portfolio Turnover Rate32% Investment Advisory Fees Paid$2,134,313
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Italy	2.3%
France	3.5%
United Kingdom	4.2%
Germany	7.4%
United States	80.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.6%
SAP SE	7.4%
Visa, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.0%
Coca-Cola Co.	4.0%
RELX PLC - GBP	3.6%
L'Oreal SA	3.5%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.4%

Material Fund Change [Text Block]
C000015778
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S
Trading Symbol	IVGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$122	1.22%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: Largest contributors to absolute performance were cloud hyperscalers, led by Alphabet and Microsofte. Oracle also contributed positively before its third-quarter exit. In Consumer Staples, L’Oréal outperformed on reaccelerating growth, while Visa benefited from resilient consumer spending and cross-border volume growth.

↓ Top detractors from performance: Accenture was the largest absolute detractor, reflecting weak industry growth, U.S. government cost cutting and concerns over profitability, prompting an exit in the fourth quarter. In Health Care, UnitedHealth and Becton Dickinson disappointed and were sold, while Zoetis struggled near term despite solid long-term fundamentals. Constellation Brands detracted before an early-year exit.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	MSCI World Index℠
2015	$10,000	$10,000	$10,000
2016	$10,530	$10,786	$10,751
2017	$13,249	$13,371	$13,159
2018	$13,025	$12,113	$12,013
2019	$16,847	$15,335	$15,337
2020	$19,083	$17,827	$17,776
2021	$23,217	$21,132	$21,654
2022	$19,135	$17,252	$17,726
2023	$22,179	$21,083	$21,943
2024	$24,101	$24,770	$26,040
2025	$24,125	$30,303	$31,532

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	0.10%	4.80%	9.21%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Index℠	21.09%	12.15%	12.17%

AssetsNet	$ 82,205,964
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,134,313
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$82,205,964 # of Portfolio Holdings33 Portfolio Turnover Rate32% Investment Advisory Fees Paid$2,134,313
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Italy	2.3%
France	3.5%
United Kingdom	4.2%
Germany	7.4%
United States	80.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.6%
SAP SE	7.4%
Visa, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.0%
Coca-Cola Co.	4.0%
RELX PLC - GBP	3.6%
L'Oreal SA	3.5%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.4%

Material Fund Change [Text Block]
C000015779
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S2
Trading Symbol	IGFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$137	1.37%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: Largest contributors to absolute performance were cloud hyperscalers, led by Alphabet and Microsofte. Oracle also contributed positively before its third-quarter exit. In Consumer Staples, L’Oréal outperformed on reaccelerating growth, while Visa benefited from resilient consumer spending and cross-border volume growth.

↓ Top detractors from performance: Accenture was the largest absolute detractor, reflecting weak industry growth, U.S. government cost cutting and concerns over profitability, prompting an exit in the fourth quarter. In Health Care, UnitedHealth and Becton Dickinson disappointed and were sold, while Zoetis struggled near term despite solid long-term fundamentals. Constellation Brands detracted before an early-year exit.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	MSCI World Index℠
2015	$10,000	$10,000	$10,000
2016	$10,516	$10,786	$10,751
2017	$13,218	$13,371	$13,159
2018	$12,968	$12,113	$12,013
2019	$16,749	$15,335	$15,337
2020	$18,937	$17,827	$17,776
2021	$23,013	$21,132	$21,654
2022	$18,936	$17,252	$17,726
2023	$21,928	$21,083	$21,943
2024	$23,777	$24,770	$26,040
2025	$23,783	$30,303	$31,532

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	0.02%	4.66%	9.05%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Index℠	21.09%	12.15%	12.17%

AssetsNet	$ 82,205,964
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,134,313
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$82,205,964 # of Portfolio Holdings33 Portfolio Turnover Rate32% Investment Advisory Fees Paid$2,134,313
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Italy	2.3%
France	3.5%
United Kingdom	4.2%
Germany	7.4%
United States	80.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.6%
SAP SE	7.4%
Visa, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.0%
Coca-Cola Co.	4.0%
RELX PLC - GBP	3.6%
L'Oreal SA	3.5%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.4%

Material Fund Change [Text Block]
C000015823
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class ADV
Trading Symbol	ITRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,765	$10,786	$10,265	$11,196	$10,305	$10,848
2017	$12,349	$13,371	$10,628	$13,640	$10,717	$12,411
2018	$12,363	$12,113	$10,629	$13,043	$10,672	$12,098
2019	$15,328	$15,335	$11,556	$17,150	$11,708	$14,838
2020	$18,016	$17,827	$12,424	$20,305	$12,754	$17,108
2021	$21,255	$21,132	$12,233	$26,135	$12,531	$19,804
2022	$18,604	$17,252	$10,641	$21,402	$10,829	$16,635
2023	$21,983	$21,083	$11,230	$27,028	$11,449	$19,589
2024	$24,645	$24,770	$11,370	$33,790	$11,583	$22,530
2025	$27,508	$30,303	$12,200	$39,832	$12,380	$25,576

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.62%	8.83%	10.65%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.85%

AssetsNet	$ 6,986,211,733
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 43,549,289
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,986,211,733 # of Portfolio Holdings207 Portfolio Turnover Rate131% Investment Advisory Fees Paid$43,549,289
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Material Fund Change [Text Block]
C000015824
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class I
Trading Symbol	ITRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,831	$10,786	$10,265	$11,196	$10,305	$10,848
2017	$12,498	$13,371	$10,628	$13,640	$10,717	$12,411
2018	$12,590	$12,113	$10,629	$13,043	$10,672	$12,098
2019	$15,700	$15,335	$11,556	$17,150	$11,708	$14,838
2020	$18,570	$17,827	$12,424	$20,305	$12,754	$17,108
2021	$22,037	$21,132	$12,233	$26,135	$12,531	$19,804
2022	$19,401	$17,252	$10,641	$21,402	$10,829	$16,635
2023	$23,072	$21,083	$11,230	$27,028	$11,449	$19,589
2024	$26,012	$24,770	$11,370	$33,790	$11,583	$22,530
2025	$29,217	$30,303	$12,200	$39,832	$12,380	$25,576

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.32%	9.49%	11.32%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.85%

AssetsNet	$ 6,986,211,733
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 43,549,289
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,986,211,733 # of Portfolio Holdings207 Portfolio Turnover Rate131% Investment Advisory Fees Paid$43,549,289
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Material Fund Change [Text Block]
C000168694
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class R6
Trading Symbol	VPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500 Index / 40% Bloomberg U.S. Government/Credit Bond Index
5/3/2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,478	$10,505	$9,918	$11,014	$9,905	$10,565
2017	$12,098	$13,023	$10,269	$13,418	$10,301	$12,087
2018	$12,183	$11,798	$10,270	$12,831	$10,258	$11,783
2019	$15,197	$14,936	$11,166	$16,871	$11,254	$14,450
2020	$17,973	$17,363	$12,004	$19,975	$12,259	$16,661
2021	$21,326	$20,582	$11,819	$25,710	$12,044	$19,287
2022	$18,777	$16,803	$10,282	$21,054	$10,409	$16,201
2023	$22,327	$20,534	$10,850	$26,589	$11,004	$19,078
2024	$25,179	$24,125	$10,986	$33,241	$11,134	$21,942
2025	$28,277	$29,513	$11,788	$39,185	$11,899	$24,909

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	12.31%	9.49%	11.36%
MSCI All Country World Index℠	22.34%	11.19%	11.98%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.72%
S&P 500® Index	17.88%	14.42%	15.19%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	1.82%
60% S&P 500 Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.91%

AssetsNet	$ 6,986,211,733
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 43,549,289
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,986,211,733 # of Portfolio Holdings207 Portfolio Turnover Rate131% Investment Advisory Fees Paid$43,549,289
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Material Fund Change [Text Block]
C000015825
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S
Trading Symbol	ITCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,805	$10,786	$10,265	$11,196	$10,305	$10,848
2017	$12,436	$13,371	$10,628	$13,640	$10,717	$12,411
2018	$12,500	$12,113	$10,629	$13,043	$10,672	$12,098
2019	$15,544	$15,335	$11,556	$17,150	$11,708	$14,838
2020	$18,338	$17,827	$12,424	$20,305	$12,754	$17,108
2021	$21,713	$21,132	$12,233	$26,135	$12,531	$19,804
2022	$19,068	$17,252	$10,641	$21,402	$10,829	$16,635
2023	$22,614	$21,083	$11,230	$27,028	$11,449	$19,589
2024	$25,438	$24,770	$11,370	$33,790	$11,583	$22,530
2025	$28,497	$30,303	$12,200	$39,832	$12,380	$25,576

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	12.02%	9.22%	11.04%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.85%

AssetsNet	$ 6,986,211,733
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 43,549,289
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,986,211,733 # of Portfolio Holdings207 Portfolio Turnover Rate131% Investment Advisory Fees Paid$43,549,289
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Material Fund Change [Text Block]
C000015826
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S2
Trading Symbol	ITCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,786	$10,786	$10,265	$11,196	$10,305	$10,848
2017	$12,399	$13,371	$10,628	$13,640	$10,717	$12,411
2018	$12,440	$12,113	$10,629	$13,043	$10,672	$12,098
2019	$15,449	$15,335	$11,556	$17,150	$11,708	$14,838
2020	$18,201	$17,827	$12,424	$20,305	$12,754	$17,108
2021	$21,513	$21,132	$12,233	$26,135	$12,531	$19,804
2022	$18,868	$17,252	$10,641	$21,402	$10,829	$16,635
2023	$22,343	$21,083	$11,230	$27,028	$11,449	$19,589
2024	$25,088	$24,770	$11,370	$33,790	$11,583	$22,530
2025	$28,056	$30,303	$12,200	$39,832	$12,380	$25,576

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	11.83%	9.04%	10.87%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.85%

AssetsNet	$ 6,986,211,733
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 43,549,289
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,986,211,733 # of Portfolio Holdings207 Portfolio Turnover Rate131% Investment Advisory Fees Paid$43,549,289
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Material Fund Change [Text Block]
C000015827
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class ADV
Trading Symbol	ITEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value primarily due to unfavorable sector allocation and stock selection.

↑ Top contributors to performance: Stock selection in the industrials & business services sector contributed the most to relative performance.  An underweight allocation & stock selection in the consumer discretionary sector also supported relative results.  Individual holdings that contributed to relative performance included Samsung Electronics, GE Aerospace, Citigroup, & L3Harris Technologies.

↓ Top detractors from performance: Stock selection in the materials sector detracted the most from relative performance.  Security choices in the consumer staples sector also hampered relative results.  Individual holdings that detracted from relative performance included Fiserv, Johnson & Johnson, and JPMorgan Chase. A zero-weight allocation to Micron Technology was also a significant relative detractor.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,830	$11,274	$11,196	$11,734
2017	$13,709	$13,656	$13,640	$13,337
2018	$12,381	$12,941	$13,043	$12,234
2019	$15,591	$16,955	$17,150	$15,481
2020	$15,691	$20,497	$20,305	$15,914
2021	$19,609	$25,756	$26,135	$19,918
2022	$18,855	$20,808	$21,402	$18,416
2023	$20,540	$26,210	$27,028	$20,527
2024	$22,827	$32,449	$33,790	$23,477
2025	$25,978	$38,013	$39,832	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	13.80%	10.61%	10.02%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 288,365,638
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 1,763,057
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$288,365,638 # of Portfolio Holdings125 Portfolio Turnover Rate24% Investment Advisory Fees Paid$1,763,057
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	0.4%
Preferred Stock	0.8%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	22.6%
Industrials	14.2%
Health Care	13.5%
Information Technology	10.1%
Energy	8.3%
Communication Services	6.8%
Consumer Staples	6.8%
Utilities	6.1%
Consumer Discretionary	4.2%
Real Estate	3.5%
Materials	2.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

Qualcomm, Inc.	2.0%
Citigroup, Inc.	2.0%
MetLife, Inc.	2.0%
Alphabet, Inc. - Class A	2.0%
Southern Co.	1.9%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%
L3Harris Technologies, Inc.	1.6%

Material Fund Change [Text Block]
C000015828
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class I
Trading Symbol	ITEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value primarily due to unfavorable sector allocation and stock selection.

↑ Top contributors to performance: Stock selection in the industrials & business services sector contributed the most to relative performance.  An underweight allocation & stock selection in the consumer discretionary sector also supported relative results.  Individual holdings that contributed to relative performance included Samsung Electronics, GE Aerospace, Citigroup, & L3Harris Technologies.

↓ Top detractors from performance: Stock selection in the materials sector detracted the most from relative performance.  Security choices in the consumer staples sector also hampered relative results.  Individual holdings that detracted from relative performance included Fiserv, Johnson & Johnson, and JPMorgan Chase. A zero-weight allocation to Micron Technology was also a significant relative detractor.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,907	$11,274	$11,196	$11,734
2017	$13,869	$13,656	$13,640	$13,337
2018	$12,608	$12,941	$13,043	$12,234
2019	$15,969	$16,955	$17,150	$15,481
2020	$16,173	$20,497	$20,305	$15,914
2021	$20,322	$25,756	$26,135	$19,918
2022	$19,669	$20,808	$21,402	$18,416
2023	$21,551	$26,210	$27,028	$20,527
2024	$24,084	$32,449	$33,790	$23,477
2025	$27,592	$38,013	$39,832	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.57%	11.28%	10.68%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 288,365,638
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 1,763,057
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$288,365,638 # of Portfolio Holdings125 Portfolio Turnover Rate24% Investment Advisory Fees Paid$1,763,057
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	0.4%
Preferred Stock	0.8%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	22.6%
Industrials	14.2%
Health Care	13.5%
Information Technology	10.1%
Energy	8.3%
Communication Services	6.8%
Consumer Staples	6.8%
Utilities	6.1%
Consumer Discretionary	4.2%
Real Estate	3.5%
Materials	2.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

Qualcomm, Inc.	2.0%
Citigroup, Inc.	2.0%
MetLife, Inc.	2.0%
Alphabet, Inc. - Class A	2.0%
Southern Co.	1.9%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%
L3Harris Technologies, Inc.	1.6%

Material Fund Change [Text Block]
C000015829
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class S
Trading Symbol	IRPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value primarily due to unfavorable sector allocation and stock selection.

↑ Top contributors to performance: Stock selection in the industrials & business services sector contributed the most to relative performance.  An underweight allocation & stock selection in the consumer discretionary sector also supported relative results.  Individual holdings that contributed to relative performance included Samsung Electronics, GE Aerospace, Citigroup, & L3Harris Technologies.

↓ Top detractors from performance: Stock selection in the materials sector detracted the most from relative performance.  Security choices in the consumer staples sector also hampered relative results.  Individual holdings that detracted from relative performance included Fiserv, Johnson & Johnson, and JPMorgan Chase. A zero-weight allocation to Micron Technology was also a significant relative detractor.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,877	$11,274	$11,196	$11,734
2017	$13,806	$13,656	$13,640	$13,337
2018	$12,518	$12,941	$13,043	$12,234
2019	$15,826	$16,955	$17,150	$15,481
2020	$15,977	$20,497	$20,305	$15,914
2021	$20,014	$25,756	$26,135	$19,918
2022	$19,331	$20,808	$21,402	$18,416
2023	$21,135	$26,210	$27,028	$20,527
2024	$23,555	$32,449	$33,790	$23,477
2025	$26,925	$38,013	$39,832	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.31%	11.00%	10.41%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 288,365,638
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 1,763,057
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$288,365,638 # of Portfolio Holdings125 Portfolio Turnover Rate24% Investment Advisory Fees Paid$1,763,057
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	0.4%
Preferred Stock	0.8%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	22.6%
Industrials	14.2%
Health Care	13.5%
Information Technology	10.1%
Energy	8.3%
Communication Services	6.8%
Consumer Staples	6.8%
Utilities	6.1%
Consumer Discretionary	4.2%
Real Estate	3.5%
Materials	2.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

Qualcomm, Inc.	2.0%
Citigroup, Inc.	2.0%
MetLife, Inc.	2.0%
Alphabet, Inc. - Class A	2.0%
Southern Co.	1.9%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%
L3Harris Technologies, Inc.	1.6%

Material Fund Change [Text Block]
C000015830
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class S2
Trading Symbol	ITETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value primarily due to unfavorable sector allocation and stock selection.

↑ Top contributors to performance: Stock selection in the industrials & business services sector contributed the most to relative performance.  An underweight allocation & stock selection in the consumer discretionary sector also supported relative results.  Individual holdings that contributed to relative performance included Samsung Electronics, GE Aerospace, Citigroup, & L3Harris Technologies.

↓ Top detractors from performance: Stock selection in the materials sector detracted the most from relative performance.  Security choices in the consumer staples sector also hampered relative results.  Individual holdings that detracted from relative performance included Fiserv, Johnson & Johnson, and JPMorgan Chase. A zero-weight allocation to Micron Technology was also a significant relative detractor.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,859	$11,274	$11,196	$11,734
2017	$13,765	$13,656	$13,640	$13,337
2018	$12,465	$12,941	$13,043	$12,234
2019	$15,721	$16,955	$17,150	$15,481
2020	$15,854	$20,497	$20,305	$15,914
2021	$19,842	$25,756	$26,135	$19,918
2022	$19,134	$20,808	$21,402	$18,416
2023	$20,878	$26,210	$27,028	$20,527
2024	$23,246	$32,449	$33,790	$23,477
2025	$26,512	$38,013	$39,832	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.05%	10.83%	10.24%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 288,365,638
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 1,763,057
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$288,365,638 # of Portfolio Holdings125 Portfolio Turnover Rate24% Investment Advisory Fees Paid$1,763,057
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	0.4%
Preferred Stock	0.8%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	22.6%
Industrials	14.2%
Health Care	13.5%
Information Technology	10.1%
Energy	8.3%
Communication Services	6.8%
Consumer Staples	6.8%
Utilities	6.1%
Consumer Discretionary	4.2%
Real Estate	3.5%
Materials	2.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

Qualcomm, Inc.	2.0%
Citigroup, Inc.	2.0%
MetLife, Inc.	2.0%
Alphabet, Inc. - Class A	2.0%
Southern Co.	1.9%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%
L3Harris Technologies, Inc.	1.6%

Material Fund Change [Text Block]